UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
POI-Asset Allocation Fund--Balanced
POI-Bond Fund
POI-Energy Fund
POI-Growth Opportunities Fund
POI-Index 500 Fund
POI-International Equity Fund
POI-International Fund--Core Equity
POI-International Small-Cap Fund
POI-Large-Cap Growth Fund
POI-Large-Cap Value Fund
POI-Micro-Cap Equity Fund
POI-Mid-Cap Core Growth Fund
POI-Small-Cap Value Fund
POI-Tax-Free Short& Intermediate Bond Fund
POI-Technology Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
EX-99.CERT

Item 1. Schedule of Investments.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(g)

COMMON STOCKS — 65.9%
Consumer Discretionary — 9.2%
Auto Components — 1.0%
7,140	BorgWarner Inc †	$272,605
286	Cie Generale des Etablissements Michelin, Class B	21,076
1,100	Denso Corp	32,768
3,750	Johnson Controls Inc	123,713

		450,162

Automobiles — 0.2%
700	Honda Motor Co Ltd	24,708
376	Hyundai Motor Co	38,383
2,800	Nissan Motor Co Ltd †	23,990
570	Renault SA †	26,714

		113,795

Distributors — 0.6%
13,750	LKQ Corp †	279,125

Diversified Consumer Services — 0.4%
780	DeVry Inc	50,856
1,175	ITT Educational Services Inc †	132,164

		183,020

Hotels, Restaurants & Leisure — 0.6%
1,710	Carnival Corp	66,485
3,160	Compass Group PLC	25,223
1,455	Ctrip.com International Ltd, ADR †	57,036
1,305	McDonald’s Corp	87,070
665	Panera Bread Co, Class A †	50,866

		286,680

Household Durables — 0.3%
1,103	Electrolux AB, Series B	25,205
500	Makita Corp	16,472
1,775	Tupperware Brands Corp	85,591

		127,268

Internet & Catalog Retail — 0.5%
560	Amazon.com Inc †	76,009
1,360	NetFlix Inc †	100,286
180	priceline.com Inc †	45,900

		222,195

Leisure Equipment & Products — 0.4%
5,075	Hasbro Inc	194,271

Media — 1.9%
1,485	DIRECTV, Class A †	50,208
2,566	Informa PLC	15,081
4,780	News Corp, Class A	68,880
140	Nippon Television Network Corp	19,048
3,215	Omnicom Group Inc	124,774
15,300	Regal Entertainment Group, Class A	268,821
3,770	Time Warner Cable Inc	200,978
524	Vivendi SA	14,024
3,980	Walt Disney Co/The	138,942

		900,756

Multiline Retail — 0.6%
1,695	Big Lots Inc †	61,732
2,185	Dollar Tree Inc †	129,395
935	Target Corp	49,181
8,936	Woolworths Holdings Ltd/South Africa †	27,641

		267,949

Specialty Retail — 1.8%
3,560	Aeropostale Inc †	102,635
335	AutoZone Inc †	57,985
100	Fast Retailing Co Ltd	17,381
1,160	Guess? Inc	54,497
5,581	Kingfisher PLC	18,158
3,230	Lowe’s Cos Inc	78,295
2,565	Ross Stores Inc	137,151
15,540	Sally Beauty Holdings Inc †	138,617
1,290	Sherwin-Williams Co/The	87,307
3,600	TJX Cos Inc	153,072

		845,098

Textiles, Apparel & Luxury Goods — 0.9%
3,920	Coach Inc	154,918
122	LVMH Moet Hennessy Louis Vuitton SA	14,260
6,000	Peace Mark Holdings Ltd †,(f),(h)	0
58	Swatch Group AG/The	18,494
2,850	VF Corp	228,428

		416,100

Total Consumer Discretionary		4,286,419

Consumer Staples — 5.3%
Beverages — 1.3%
281	Anheuser-Busch InBev NV	14,155
2,334	Britvic PLC	16,434
5,425	Central European Distribution Corp †	189,929
2,820	Coca-Cola Co/The	155,100
1,665	Dr Pepper Snapple Group Inc	58,558
5,100	Fomento Economico Mexicano SAB de CV	24,259

264	Heineken NV	13,568
1,790	PepsiCo Inc/NC	118,426

		590,429

Food & Staples Retailing — 1.1%
26,700	CP ALL PCL	22,708
4,626	CVS Caremark Corp	169,126
360	Delhaize Group SA	28,931
2,626	Koninklijke Ahold NV	35,007
600	Sundrug Co Ltd	14,247
4,150	Wal-Mart Stores Inc	230,740
611	Wesfarmers Ltd	17,824
3,421	WM Morrison Supermarkets PLC	15,237

		533,820

Food Products — 1.0%
1,155	General Mills Inc	81,762
1,220	JM Smucker Co/The	73,517
835	Kellogg Co	44,614
2,260	Kraft Foods Inc, Class A	68,342
293	Nestle SA	15,006
1,259	Nippon Meat Packers Inc	15,931
510	Ralcorp Holdings Inc †	34,568
1,000	Toyo Suisan Kaisha Ltd	25,864
2,220	TreeHouse Foods Inc †	97,391
3,324	Wilmar International Ltd	15,920

		472,915

Household Products — 1.0%
1,145	Church & Dwight Co Inc	76,658
1,315	Colgate-Palmolive Co	112,117
1,470	Energizer Holdings Inc †	92,257
2,595	Procter & Gamble Co/The	164,186

		445,218

Personal Products — 0.3%
879	Atrium Innovations Inc †	14,427
600	Kobayashi Pharmaceutical Co Ltd	24,709
4,105	Nu Skin Enterprises Inc, Class A	119,455

		158,591

Tobacco — 0.6%
1,075	British American Tobacco PLC	37,055
491	Imperial Tobacco Group PLC	14,976
4,040	Philip Morris International Inc	210,727

		262,758

Total Consumer Staples		2,463,731

Energy — 7.2%
Energy Equipment & Services — 1.4%
1,410	Cameron International Corp †	60,432
2,235	Core Laboratories NV	292,338
9,000	Ezra Holdings Ltd	15,183
1,420	National Oilwell Varco Inc	57,624
3,290	Noble Corp †	137,588
1,109	Petrofac Ltd	20,228
1,045	Schlumberger Ltd	66,316
614	Seadrill Ltd	14,309

		664,018

Oil, Gas & Consumable Fuels — 5.8%
2,520	Apache Corp	255,780
9,826	BP PLC	92,955
5,370	Chevron Corp	407,207
1,210	Cimarex Energy Co	71,850
14,000	CNOOC Ltd	22,972
466	Enbridge Inc	22,225
662	ENI SpA	15,531
5,905	EXCO Resources Inc	108,534
6,045	Exxon Mobil Corp	404,894
1,195	Gazprom OAO, ADR	28,047
4,685	Marathon Oil Corp	148,233
4,555	Occidental Petroleum Corp	385,080
1,489	Pacific Rubiales Energy Corp †	28,925
850	Peabody Energy Corp	38,845
1,705	Petroleo Brasileiro SA, ADR	67,501
1,040	Petrominerales Ltd †	34,119
1,701	Peyto Energy Trust	22,626
2,103	Royal Dutch Shell PLC, B Shares	57,938
3,800	Southwestern Energy Co †	154,736
900	Statoil ASA	20,837
560	Total SA	32,509
2,215	Total SA, ADR	128,514
3,020	XTO Energy Inc	142,484
12,000	Yanzhou Coal Mining Co Ltd	28,778

		2,721,120

Total Energy		3,385,138

Financials — 10.8%
Capital Markets — 1.6%
1,710	Affiliated Managers Group Inc †	135,090
1,420	Ameriprise Financial Inc	64,411
2,835	Charles Schwab Corp/The	52,986
846	Credit Suisse Group AG	43,608
5,975	Eaton Vance Corp	200,402

795	Goldman Sachs Group Inc/The	135,651
3,290	Morgan Stanley	96,364

		728,512

Commercial Banks — 3.4%
1,328	Australia & New Zealand Banking Group Ltd	30,905
1,500	Banco do Brasil SA	25,178
4,789	Banco Santander SA	63,648
83,000	Bank of China Ltd	44,150
868	Bank of Montreal	52,688
2,910	BB&T Corp	94,255
583	BNP Paribas	44,773
6,000	Chiba Bank Ltd/The	35,875
1,161	Commonwealth Bank of Australia	59,971
1,420	Credicorp Ltd	125,215
2,470	Daegu Bank	33,073
2,860	DnB NOR ASA †	32,675
5,320	Fifth Third Bancorp	72,299
15,000	Hokuhoku Financial Group Inc	32,891
12,000	Industrial & Commercial Bank of China Asia Ltd	30,138
934	Laurentian Bank of Canada	39,644
1,829	Standard Chartered PLC	49,890
3,608	Sumitomo Trust & Banking Co Ltd/The	21,149
1,776	Svenska Handelsbanken AB, A Shares	52,046
3,168	Turkiye Halk Bankasi AS	22,960
2,000	United Overseas Bank Ltd	27,478
5,530	US Bancorp	143,116
15,110	Wells Fargo & Co	470,223

		1,604,240

Consumer Finance — 0.6%
4,165	American Express Co	171,848
1,370	Cash America International Inc	54,088
2,625	Ezcorp Inc, Class A †	54,075

		280,011

Diversified Financial Services — 2.3%
25,380	Bank of America Corp	453,033
5,445	Citigroup Inc †	22,052
4,679	IG Group Holdings PLC	28,558
12,655	JPMorgan Chase & Co	566,311

		1,069,954

Insurance — 2.0%
1,435	ACE Ltd	75,050
2,695	Aflac Inc	146,312
2,620	Allstate Corp/The	84,652
4,788	Amlin PLC	28,199
6,677	Aviva PLC	39,040
2,625	Axis Capital Holdings Ltd	82,057

222	Baloise-Holding AG	19,686
327	Hannover Rueckversicherung AG †	16,147
1,960	LIG Insurance Co Ltd †	38,110
7,898	Mapfre SA	28,973
3,410	Prudential Financial Inc	206,305
1,690	Reinsurance Group of America Inc	88,759
810	Swiss Reinsurance Co Ltd	39,870
268	Zurich Financial Services AG	68,703

		961,863

Real Estate Investment Trusts (REITs) — 0.7%
5,840	Annaly Capital Management Inc	100,332
4,300	BioMed Realty Trust Inc	71,122
207	Fonciere Des Regions	22,800
134	Gecina SA	14,830
1,168	Simon Property Group Inc	97,995
3,845	Stockland	14,078

		321,157

Real Estate Management & Development — 0.1%
26,000	Agile Property Holdings Ltd	35,496
2,000	Cheung Kong Holdings Ltd	25,759

		61,255

Thrifts & Mortgage Finance — 0.1%
990	Home Capital Group Inc	42,138

Total Financials		5,069,130

Health Care — 7.8%
Biotechnology — 1.2%
1,130	Amgen Inc †	67,529
12,200	BioMarin Pharmaceutical Inc †	285,114
775	Celgene Corp †	48,019
3,155	Gilead Sciences Inc †	143,489

		544,151

Health Care Equipment & Supplies — 0.9%
525	Baxter International Inc	30,555
1,710	Covidien PLC	85,979
1,880	Kinetic Concepts Inc †	89,883
6,650	Masimo Corp	176,557
1,220	Medtronic Inc	54,937

		437,911

Health Care Providers & Services — 1.9%
965	Amedisys Inc †	53,287
3,760	AmerisourceBergen Corp	108,739
1,210	Catalyst Health Solutions Inc †	50,070
3,210	Community Health Systems Inc †	118,545
2,000	Emergency Medical Services Corp, Class A †	113,100
510	Express Scripts Inc †	51,898

2,225	Medco Health Solutions Inc †	143,646
595	Mednax Inc †	34,623
1,380	Ramsay Health Care Ltd	17,628
3,450	UnitedHealth Group Inc	112,711
1,360	WellPoint Inc †	87,557

		891,804

Life Sciences Tools & Services — 0.1%
1,010	Thermo Fisher Scientific Inc †	51,954

Pharmaceuticals — 3.7%
5,165	Abbott Laboratories	272,092
469	AstraZeneca PLC	20,917
324	Bayer AG	21,916
545	Dr Reddys Laboratories Ltd, ADR	15,385
1,005	GlaxoSmithKline PLC	19,300
2,960	Johnson & Johnson	192,992
7,075	Merck & Co Inc	264,251
915	Novartis AG	49,421
12,727	Pfizer Inc	218,268
254	Roche Holding AG	41,193
520	Sanofi-Aventis SA	38,762
300	Takeda Pharmaceutical Co Ltd	13,205
5,335	Teva Pharmaceutical Industries Ltd, ADR	336,532
4,580	Warner Chilcott PLC, Class A †	117,019
2,795	Watson Pharmaceuticals Inc †	116,747

		1,738,000

Total Health Care		3,663,820

Industrials — 7.0%
Aerospace & Defense — 1.8%
4,971	BAE Systems PLC	28,009
2,825	Elbit Systems Ltd	180,828
1,020	Honeywell International Inc	46,176
450	MTU Aero Engines Holding AG	26,181
510	Precision Castparts Corp	64,622
1,790	Raytheon Co	102,245
5,125	United Technologies Corp	377,251

		825,312

Air Freight & Logistics — 0.1%
1,100	United Parcel Service Inc, Class B	70,851

Building Products — 0.1%
4,000	Asahi Glass Co Ltd	45,053

Construction & Engineering — 0.5%
5,090	Aecom Technology Corp †	144,403
223	Bilfinger Berger AG	14,877

463	Bouygues SA	23,276
1,395	URS Corp †	69,206

		251,762

Electrical Equipment — 0.9%
2,255	ABB Ltd, ADR †	49,249
3,740	AMETEK Inc	155,060
2,090	Cooper Industries PLC	100,195
593	Legrand SA	18,734
892	Prysmian SpA	17,529
1,030	Roper Industries Inc	59,575
1,200	Sumitomo Electric Industries Ltd	14,710

		415,052

Industrial Conglomerates — 1.3%
1,030	3M Co	86,077
2,329	Cookson Group PLC †	19,315
20,820	General Electric Co	378,924
958	Koninklijke Philips Electronics NV	30,718
2,290	Tyco International Ltd	87,592

		602,626

Machinery — 1.4%
1,250	Cummins Inc	77,438
450	Danaher Corp	35,960
3,650	Eaton Corp	276,560
185	Schindler Holding AG	16,282
26,000	United Tractors Tbk PT	52,431
3,855	Wabtec Corp/DE	162,373
6,000	Weichai Power Co Ltd	50,153

		671,197

Professional Services — 0.5%
4,800	IHS Inc, Class A †	256,656

Road & Rail — 0.1%
610	Union Pacific Corp	44,713

Trading Companies & Distributors — 0.2%
2,400	Mitsubishi Corp	62,895
1,115	Travis Perkins PLC †	13,849

		76,744

Transportation Infrastructure — 0.1%
1,280	Atlantia SpA	29,874

Total Industrials		3,289,840

Information Technology — 11.3%
Communications Equipment — 1.1%
14,570	Cisco Systems Inc †	379,257
1,168	Nokia OYJ	18,189

2,580	QUALCOMM Inc	108,334
3,400	ZTE Corp	20,604

		526,384

Computers & Peripherals — 3.3%
1,970	Apple Inc †	462,812
17,000	Compal Electronics Inc	22,242
6,575	EMC Corp/Massachusetts †	118,613
3,000	Fujitsu Ltd	19,638
7,211	Hewlett-Packard Co	383,265
2,140	International Business Machines Corp	274,455
7,400	Teradata Corp †	213,786
630	Western Digital Corp †	24,564

		1,519,375

Electronic Equipment & Instruments — 0.2%
400	Kyocera Corp	38,977
200	Nidec Corp	21,436
2,000	Nippon Electric Glass Co Ltd	28,174

		88,587

Information Technology Services — 0.4%
845	Alliance Data Systems Corp †	54,071
2,980	Lender Processing Services Inc	112,495
815	Patni Computer Systems Ltd, ADR	19,381

		185,947

Internet Software & Services — 1.5%
200	Baidu Inc/China, ADR †	119,400
425	Google Inc, Class A †	240,979
1,195	Open Text Corp †	56,727
893	United Internet AG †	13,545
1,325	VistaPrint NV †	75,856
11,480	Yahoo! Inc †	189,764

		696,271

Semiconductors & Semiconductor Equipment — 2.3%
22,650	ARM Holdings PLC, ADR	242,129
511	ASML Holding NV	18,262
3,375	Cree Inc †	236,993
8,040	Intel Corp	178,970
3,095	Marvell Technology Group Ltd †	63,076
7,975	Microchip Technology Inc	224,576
57	Samsung Electronics Co Ltd	41,209
2,545	Taiwan Semiconductor Manufacturing Co Ltd, ADR	26,697
500	Tokyo Electron Ltd	33,159

		1,065,071

Software — 2.5%
5,156	Check Point Software Technologies †	180,769
1,405	Longtop Financial Technologies Ltd, ADR †	45,255

11,320	Microsoft Corp	331,337
5,445	Oracle Corp	139,882
130	Software AG	15,481
8,625	Solera Holdings Inc	333,356
5,850	Synopsys Inc †	130,865

		1,176,945

Total Information Technology		5,258,580

Materials — 3.3%
Chemicals — 2.0%
2,000	Air Water Inc	22,890
3,625	Airgas Inc	230,622
501	BASF SE	31,073
1,350	BASF SE, ADR	84,105
3,540	Celanese Corp, Series A	112,749
1,500	Hitachi Chemical Co Ltd	32,410
173	Honam Petrochemical Corp	17,354
430	Lanxess AG	19,813
1,355	Lubrizol Corp	124,281
545	Monsanto Co	38,924
450	NewMarket Corp	46,346
500	Nitto Denko Corp	19,414
2,075	Praxair Inc	172,225

		952,206

Construction Materials — 0.1%
237	Holcim Ltd †	17,667

Metals & Mining — 1.2%
1,807	Alamos Gold Inc †	24,143
2,405	Antofagasta PLC	37,956
1,798	BHP Billiton Ltd	71,921
883	Exxaro Resources Ltd	15,263
685	Freeport-McMoRan Copper & Gold Inc	57,225
500	Inmet Mining Corp	29,050
672	KGHM Polska Miedz SA	25,242
1,240	Nucor Corp	56,271
75	POSCO	34,999
939	Rio Tinto Ltd	67,555
700	Teck Resources Ltd, Class B †	30,498
1,900	Vale SA, ADR	61,161
1,934	Xstrata PLC †	36,641

		547,925

Total Materials		1,517,798

Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.6%
14,152	AT&T Inc	365,688
2,440	CenturyTel Inc	86,522
957	France Telecom SA	22,898

1,990	Koninklijke KPN NV	31,528
500	Nippon Telegraph & Telephone Corp	21,072
24,550	Qwest Communications International Inc	128,151
1,641	Telefonica SA	38,876
1,200	Telenor ASA †	16,274
3,005	tw telecom inc †	54,789

		765,798

Wireless Telecommunication Services — 0.3%
15,100	America Movil SAB de CV, Series L	38,020
630	Mobile Telesystems OJSC, ADR	34,965
22,300	Total Access Communication PCL	25,862
19,123	Vodafone Group PLC	44,109

		142,956

Total Telecommunication Services		908,754

Utilities — 2.1%
Electric Utilities — 1.3%
815	Cia Energetica de Minas Gerais, ADR	13,562
5,860	Duke Energy Corp	95,635
388	E.ON AG	14,325
6,121	EDP — Energias de Portugal SA	24,331
6,132	Enel SpA	34,288
2,025	Exelon Corp	88,715
5,800	ITC Holdings Corp	319,000

		589,856

Gas Utilities — 0.2%
1,270	Questar Corp	54,864
4,739	Snam Rete Gas SpA	24,019
6,000	Xinao Gas Holdings Ltd	15,332

		94,215

Independent Power Producers & Energy Traders — 0.1%
6,000	Electricity Generating PCL	14,891
5,177	International Power PLC	25,053

		39,944

Multi-Utilities — 0.5%
2,962	National Grid PLC	28,834
5,030	NiSource Inc	79,474
3,150	Public Service Enterprise Group Inc	92,988
1,130	Sempra Energy	56,387

		257,683

Total Utilities		981,698

TOTAL COMMON STOCKS
(Cost $23,926,700)		30,824,908

TRUST/PARTNERSHIP INTEREST — 0.2%
(Cost $70,250)
Financials — 0.2%
Capital Markets — 0.2%
1,890	Lazard Ltd, Class A	67,473

PREFERRED STOCKS — 0.1%
Consumer Staples — 0.1%
Household Products — 0.1%
405	Henkel AG & Co KGaA	21,804

Health Care — 0.0%#
Health Care Equipment & Supplies — 0.0%#
271	Fresenius SE	20,461

TOTAL PREFERRED STOCKS
(Cost $33,017)		42,265

INVESTMENT COMPANY SECURITY — 3.4%
(Cost $1,589,585)
1,589,585	State Street Institutional Liquid Reserves Fund	1,589,585

Principal
Amount

ASSET-BACKED SECURITIES — 6.1%
Auto Loans — 4.4%
$100,000	AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C, 14.550% due 01/15/2016 (e)	126,091
	CarMax Auto Owner Trust:
350,000	Series 2009-1, Class A3, 4.120% due 03/15/2013 (e)	362,017
150,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (e)	150,444
776,607	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013 (e)	800,124
265,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4 2.140% due 08/22/2016 (e)	265,199
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012 (e)	360,842

		2,064,717

Credit Card — 1.3%
300,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.520% due 03/17/2014 (e),(i)	293,510
300,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012 (e)	302,684

		596,194

Home Equity Loans — 0.4%
400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.726% due 07/25/2035 (e),(i)	209,182

TOTAL ASSET-BACKED SECURITIES
(Cost $2,936,977)		2,870,093

CORPORATE BONDS AND NOTES — 11.6%
Consumer Discretionary — 1.0%
210,000	Lowe’s Cos Inc, 6.100% due 09/15/2017 (e)	233,997
185,000	TJX Cos Inc, 6.950% due 04/15/2019 (e)	218,607

		452,604

Consumer Staples — 1.1%
401,291	Procter & Gamble — ESOP, 9.360% due 01/01/2021 (e)	507,296

Financials — 8.4%
210,000	ACE INA Holdings Inc, 5.600% due 05/15/2015 (e)	229,287
350,000	Bank of America Corp, MTN 2.100% due 04/30/2012 (e)	356,445
150,000	Corp Andina de Fomento, 8.125% due 06/04/2019 (e)	176,214
	General Electric Capital Corp:
350,000	2.625% due 12/28/2012, MTN (e)	359,418
250,000	5.500% due 01/08/2020, MTN (e)	255,066
440,000	ING USA Global Funding Trust, MTN, 4.500% due 10/01/2010 (e)	447,401
510,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (e)	553,898
70,000	MetLife Inc, 6.750% due 06/01/2016 (e)	78,446
170,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (e)	226,111
240,000	PNC Funding Corp, 5.625% due 02/01/2017 (e)	247,640
250,000	SLM Corp, MTN, 0.409% due 07/26/2010 (e),(i)	246,615
300,000	Sovereign Bank, 1.959% due 08/01/2013 (e),(i)	296,124
75,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (e)	64,184
150,000	Wachovia Bank NA, 7.800% due 08/18/2010 (e)	153,866
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014 (e)	224,555

		3,915,270

Information Technology — 0.5%
250,000	Cisco Systems Inc, 4.950% due 02/15/2019 (e)	259,984

Telecommunications Services — 0.6%
250,000	New Cingular Wireless Services Inc, 8.125% due 05/01/2012 (e)	282,117

TOTAL CORPORATE BONDS AND NOTES
(Cost $5,168,868)		5,417,271

MORTGAGE-BACKED SECURITIES — 7.2%
Commercial Mortgage-Backed Securities — 6.0%
225,000	Asset Securitization Corp, Series 1996-D3, Class A3, 7.217% due 10/13/2026 (e),(i)	242,705
181,565	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046 (e)	181,638
203,154	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048 (e)	205,523
800,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031 (e)	839,592
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041 (e)	452,780
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042 (e)	358,579
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (e)	517,251

		2,798,068

Mortgage Pass-Through Securities — 1.2%
	Fannie Mae Pool:
500,000	#745873, 5.500% due 10/01/2036 (e)	527,820
5,319	#303105, 11.000% due 11/01/2020 (e)	6,098
17,101	#100081, 11.500% due 08/20/2016 (e)	19,001
4,912	Ginnie Mae I Pool, #780584, 7.000% due 06/15/2027 (e)	5,503

		558,422

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,263,475)		3,356,490

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Government Agency Debentures — 1.2%
400,000	Financing Corp Fico, 10.700% due 10/06/2017 (e)	573,715
Government Sponsored Enterprises (GSE) — 1.2%
500,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018 (e)	535,046

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,076,080)		1,108,761

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Notes — 3.6%
100,000	2.375% due 02/28/2015 (e)	99,313
675,000	2.750% due 02/15/2019 (e)	626,537
60,000	3.000% due 09/30/2016 (e)	59,438
245,000	3.625% due 02/15/2020 (e)	240,827
605,000	4.625% due 02/15/2017 (e)	659,213

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,741,876)		1,685,328

TOTAL INVESTMENTS
(Cost $39,806,828)(j)	100.5%	$46,962,174

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$32,524,231
Level 2 — Other Significant Observable Inputs	14,437,943
Level 3 — Significant Unobservable Inputs	— *

Total	$46,962,174

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock -
Consumer
Discretionary

Balance as of 6/30/2009	$— *
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 3/31/2010	$— *

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(f)	Security value is determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of March 31, 2010, in accordance with guidelines approved by the Board of Trustees (see note (g) above). At March 31, 2010, this security represents $0, 0.0% of net assets.

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2010.

(j)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,645,748, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $490,402 and net appreciation for financial reporting purposes was $7,155,346. At March 31, 2010, aggregate cost for financial reporting purposes was $39,806,828.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	50.1%	$23,436,076
United Kingdom	2.0	938,443
Switzerland	1.5	716,051
Israel	1.5	698,129
Japan	1.4	678,066
France	0.9	423,170
Netherlands	0.9	421,420
Canada	0.8	397,211
China	0.8	370,948
Australia	0.6	279,882
Germany	0.6	257,463
Bermuda	0.5	220,990
Poland	0.5	215,171
South Korea	0.4	203,129
Ireland	0.4	202,998
Brazil	0.4	167,401
Spain	0.3	131,496
Peru	0.3	125,216
Italy	0.3	121,242
Norway	0.2	84,095
Hong Kong	0.2	78,869
Sweden	0.2	77,251
Thailand	0.1	63,461
Russian Federation	0.1	63,012
Mexico	0.1	62,278
Singapore	0.1	58,580
Indonesia	0.1	52,431

Taiwan	0.1		48,939
Cayman Islands	0.1		45,255
Belgium	0.1		43,086
South Africa	0.1		42,903
India	0.1		34,766
Portugal	0.1		24,331
Turkey	0.0	#	22,960
Finland	0.0	#	18,189

TOTAL COMMON STOCKS	65.9		30,824,908
TRUST/PARTNERSHIP INTEREST:
Bermuda	0.2		67,473
PREFERRED STOCKS:
Germany	0.1		42,265
INVESTMENT COMPANY SECURITY	3.4		1,589,585
ASSET-BACKED SECURITIES	6.1		2,870,093
CORPORATE BONDS AND NOTES	11.6		5,417,271
MORTGAGE-BACKED SECURITIES	7.2		3,356,490
U.S. GOVERNMENT AGENCY OBLIGATIONS	2.4		1,108,761
U.S. TREASURY OBLIGATIONS	3.6		1,685,328

TOTAL INVESTMENTS	100.5%		$46,962,174

#	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Principal
Amount		Value(d),(e),(h)

ASSET-BACKED SECURITIES — 13.1%
Auto Loans — 8.5%
	AmeriCredit Automobile Receivables Trust:
$250,000	Series 2009-1, Class C, 14.550% due 01/15/2016	$315,227
750,000	Series 2010-1, Class C, 5.190% due 08/17/2015	770,954
	CarMax Auto Owner Trust:
1,295,000	Series 2009-1, Class A3, 4.120% due 03/15/2013	1,339,462
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015	852,515
3,750,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	3,938,109
	Ford Credit Auto Owner Trust:
2,235,000	Series 2007-A, Class C, 5.800% due 02/15/2013 (i)	2,380,939
1,467,000	Series 2007-B, Class B, 5.690% due 11/15/2012	1,570,285
	Wachovia Auto Loan Owner Trust 2006-1:
490,408	Series 2006-1, Class A4, 144A, 5.080% due 04/20/2012 (l),(m),(n)	494,654
1,250,000	Series 2007-1, Class C, 5.450% due 10/22/2012	1,288,723
525,000	World Omni Auto Receivables Trust, Series 2007-BA, Class B, 144A, 5.980% due 04/15/2015 (l),(m),(n)	552,356

		13,503,224

Credit Card — 2.2%
	Capital One Multi-Asset Execution Trust:
600,000	Series 2006-C1, Class C, 0.520% due 03/17/2014 (j)	587,020
3,000,000	Series 2007-C3, Class C3, 0.520% due 04/15/2013 (j)	2,995,647

		3,582,667

Home Equity Loans — 1.4%
22,795	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	22,127

1

279,267	Countrywide Asset-Backed Certificates, Series 2003-BC6, Class M5, 3.546% due 04/25/2033 (j)	55,064
34,657	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (g),(j),(k)	34,657
410,000	Morgan Stanley ABS Capital I, 2005-HE2, M-2, 0.686% due 01/25/2035 (j)	204,092
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.766% due 01/25/2036 (j)	117,968
3,177,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.726% due 07/25/2035 (i),(j)	1,661,431
242,062	Wachovia Asset Securitization Inc, Series 2003-HE1 Trust, Series A1, 0.536% due 03/25/2033 (j)	151,759

		2,247,098

Time Share Receivables — 0.9%
	Marriott Vacation Club Owner Trust:
1,233,934	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (l),(m),(n)	1,222,295
213,494	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (l),(m),(n)	182,478

		1,404,773

Utilities — 0.0%#
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	36,315

Other — 0.1%
643,201	ELM BV, 144A, YNK, 16.271% due 06/20/2013 (g),(j),(k),(l),(m),(o)	145,685

TOTAL ASSET-BACKED SECURITIES
(Cost $22,248,545)		20,919,762

CORPORATE BONDS AND NOTES — 30.6%
Electric Utilities — 1.0%
1,000,000	Dominion Resources Inc/VA, 6.400% due 06/15/2018	1,114,181
500,000	Exelon Corp, 4.900% due 06/15/2015	521,118

		1,635,299

Financials — 17.9%
1,325,000	ACE INA Holdings Inc, 5.900% due 06/15/2019	1,444,279
1,810,000	Axis Specialty Finance LLC, YNK, 5.875% due 06/01/2020	1,786,095

2

975,000	Bank of America Corp, 7.625% due 06/01/2019	1,115,267
560,000	Cincinnati Financial Corp, 6.125% due 11/01/2034	498,935
1,000,000	Citigroup Inc, MTN, 5.500% due 10/15/2014	1,034,906
2,195,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019	2,578,594
310,000	General Electric Capital Corp, Series A, MTN, 6.875% due 01/10/2039	334,369
750,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018	793,560
4,420,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (i)	4,800,447
1,000,000	MetLife Inc, Series A, 6.817% due 08/15/2018	1,109,297
1,750,000	Morgan Stanley, MTN, 6.000% due 04/28/2015	1,874,626
1,750,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018	2,327,616
2,405,000	PNC Funding Corp, 5.625% due 02/01/2017	2,481,558
1,750,000	Sovereign Bank, 2.112% due 04/01/2014 (i),(j)	1,718,358
2,000,000	StanCorp Financial Group Inc, 6.900% due 05/29/2067 (becomes variable June 2017)	1,711,580
1,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011)	963,424
530,000	USB Capital XIII Trust, 6.625% due 12/15/2039	536,498
820,000	Wachovia Corp, MTN, 5.750% due 02/01/2018	871,720
525,000	Wells Fargo Bank NA, 4.750% due 02/09/2015	545,193

		28,526,322

Health Care Products — 0.2%
360,000	Wyeth, 5.450% due 04/01/2017	394,025

Industrial Conglomerates — 3.5%
1,295,000	Adobe Systems Inc, 4.750% due 02/01/2020	1,272,001
1,275,000	Anadarko Petroleum Corp, 7.950% due 06/15/2039	1,532,569
925,000	Boston Scientific Corp, 6.000% due 01/15/2020	873,839

3

700,000	Frontier Communications Corp, 6.250% due 01/15/2013	707,000
835,000	L-3 Communications Corp, 5.875% due 01/15/2015	849,612
350,000	Oracle Corp, 5.750% due 04/15/2018	383,883

		5,618,904

Industrials — 7.6%
620,000	Amkor Technology Inc, 7.750% due 05/15/2013	624,650
2,000,000	AT&T Inc, 5.500% due 02/01/2018	2,123,298
815,000	Barrick North America Finance LLC, 6.800% due 09/15/2018	929,589
1,547,000	Coca-Cola Enterprises Inc, 8.500% due 02/01/2022	2,001,388
720,000	Freeport-McMoRan Copper & Gold Inc, 8.250% due 04/01/2015	783,900
770,000	Kansas City Southern Railway, 8.000% due 06/01/2015	799,837
339,000	Levi Strauss & Co, 9.750% due 01/15/2015	355,103
1,250,000	Motors Liquidation Co, 7.200% due 01/15/2011 (p)	459,375
1,700,000	Time Warner Cable Inc, 6.750% due 06/15/2039	1,783,312
1,125,000	Waste Management Inc, 6.375% due 03/11/2015	1,258,923
1,000,000	Westlake Chemical Corp, 6.625% due 01/15/2016	975,000

		12,094,375

Utilities — 0.4%
600,000	Ameren Energy Generating Co, Series F, 7.950% due 06/01/2032	648,179

TOTAL CORPORATE BONDS AND NOTES
(Cost $48,180,401)		48,917,104

MORTGAGE-BACKED SECURITIES — 43.4%
Collateralized Mortgage Obligations (CMO) — Agency — 1.4%
	Fannie Mae REMICS:
183,859	Series 1990-5, Class J, 8.200% due 01/25/2020	207,614
102,293	Series 2003-63, Class GU, 4.000% due 07/25/2033	105,552

4

2,000,000	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A 3.250% due 04/25/2038 (k),(l),(m),(n)	1,987,422

		2,300,588

Collateralized Mortgage Obligations (CMO) — Non Agency — 2.2%
	Countrywide Alternative Loan Trust:
1,299,195	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033	1,300,818
777,125	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	677,968
817,212	GSR Mortgage Loan Trust, Series 2004-1SF, Class 2A1, 6.000% due 12/25/2034	745,451
162,975	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.265% due 06/25/2035 (j)	158,448
649,151	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	619,736

		3,502,421

Commercial Mortgage-Backed Securities — 10.8%
2,908,654	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (i)	2,915,408
35,451	Credit Suisse First Boston Mortgage Securities Corp, Series 2000-C1, Class A2, 7.545% due 04/15/2062 (i)	35,458
2,000,000	First Union-Lehman Brothers-Bank of America , Series 1998-C2, Class D, 6.778% due 03/18/2013	2,144,248
2,000,000	GE Capital Commercial Mortgage Corp, Series 2003-C2, Class A4, 5.145% due 07/10/2037 (i)	2,112,557
675,000	GS Mortgage Securities Corp II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	681,503
1,000,000	JP Morgan Commercial Mortgage Finance Corp, Series 2000-C10, Class B, 7.626% due 08/15/2032 (j)	1,003,240
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	2,098,981
3,000,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (i)	3,048,260

5

2,990,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.645% due 05/15/2043 (i),(j)	3,192,235

		17,231,890

Mortgage Pass-Through Securities — 29.0%
	Fannie Mae:
4,900,000	5.000% due 04/25/2040 (q),(r)	5,054,654
1,500,000	6.500% due 04/25/2040 (q),(r)	1,625,625
4,800,000	6.000% due 04/25/2040 (q),(r)	5,098,502
	Fannie Mae Pool:
95,174	#070225, 7.500% due 08/01/2018	105,015
7,341	#081585, 11.500% due 07/01/2012	8,143
150,589	#100081, 11.500% due 08/20/2016	167,315
234,100	#250550, 6.500% due 05/01/2026	256,160
195,427	#251518, 6.000% due 02/01/2013	210,964
225,542	#251760, 6.000% due 06/01/2013	243,650
183,785	#254186, 5.500% due 01/01/2012	188,262
217,535	#254664, 5.500% due 02/01/2013	225,145
1,872,167	#257043, 6.000% due 01/01/2038 (i)	1,991,839
49,850	#257077, 5.500% due 02/01/2023	53,385
76,735	#303105, 11.000% due 11/01/2020	87,965
73,779	#490365, 2.580% due 12/01/2028 (j)	75,842
2,448,506	#726182, 5.000% due 07/01/2033 (i)	2,540,522
1,334,870	#735060, 6.000% due 11/01/2034 (i)	1,440,219
928,158	#745275, 5.000% due 02/01/2036 (i)	960,139
401,344	#767413, 5.500% due 01/01/2034	425,054
917,773	#776836, 6.500% due 08/01/2034 (i)	1,008,273
2,740,402	#780620, 5.500% due 05/01/2034 (i)	2,908,293
344,265	#788520, 5.500% due 07/01/2034	364,604
316,619	#788908, 6.000% due 08/01/2034	341,607
810,245	#888029, 6.000% due 12/01/2036	864,823
293,781	#906281, 5.443% due 01/01/2037 (j)	307,663
513,318	#928206, 6.000% due 04/01/2037 (i)	546,130
1,280,151	#938199, 6.500% due 07/01/2037 (i)	1,389,184
395,231	#956918, 5.500% due 11/01/2037	417,015
7,228,060	#963774, 5.500% due 06/01/2038	7,626,435
2,581,500	#964258, 5.000% due 07/01/2023 (i)	2,726,090
114,720	#964571, 5.500% due 07/01/2023	122,848
1,171,589	#965712, 5.500% due 01/01/2023	1,254,666
448,972	#995597, 5.500% due 03/01/2024	480,808
1,383,711	#AA4534, 4.500% due 04/01/2024	1,437,342
	Freddie Mac Gold Pool:
18,229	#A00813, 9.000% due 10/01/2020	20,614
74,628	#A01048, 8.500% due 02/01/2020	83,126
1,543,048	#A63820, 6.000% due 08/01/2037 (i)	1,658,318
535,742	#C01501, 5.500% due 03/01/2033 (i)	568,648
84,498	#C30261, 7.500% due 08/01/2029	96,485
26,886	#F70013, 7.000% due 12/01/2011	27,997

6

62,263	#G00479, 9.000% due 04/01/2025	72,864
	Ginnie Mae I Pool:
125,835	#627907, 5.000% due 02/15/2034	131,715
60,082	#780077, 8.000% due 03/15/2025	69,053
45,104	#780584, 7.000% due 06/15/2027	50,523
857,384	#781008, 6.000% due 03/15/2029	929,757

		46,263,281

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $66,728,038)		69,298,180

MUNICIPAL BONDS AND NOTES — 0.6%
(Cost $947,446)
Municipal — 0.6%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034	920,460

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Government Sponsored Enterprises (GSE) — 2.6%
2,685,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018	2,873,200
1,260,000	JPMorgan Chase & Co, FDIC Guaranteed, 3.125% due 12/01/2011	1,303,790

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,956,082)		4,176,990

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds — 0.5%
600,000	6.500% due 11/15/2026	744,750

U.S. Treasury Notes — 5.5%
713,000	0.875% due 02/29/2012	711,524
345,000	2.375% due 02/28/2015	342,630
2,000,000	2.375% due 03/31/2016	1,934,376
5,880,000	3.625% due 02/15/2020	5,779,857

		8,768,387

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,665,957)		9,513,137

Shares

INVESTMENT COMPANY SECURITY — 9.1%
(Cost $14,550,735)
14,550,735	State Street Institutional Liquid Reserves Fund (f)	14,550,735

TOTAL INVESTMENTS
(Cost $166,277,204)(s)	105.4%	$168,296,368

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

7

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	At March 31, 2010, a substantial portion of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates. When the Fund concentrates its investments in a market segment, adverse market conditions affecting that segment may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$14,550,735	$10,236
Level 2 — Other Significant Observable Inputs	153,565,291	—
Level 3 — Significant Unobservable Inputs	180,342	—

Total	$168,296,368	$10,236

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed
	Securities –	Asset Backed
	Home Equity	Securities –
	Loans	Other	Total

Balance as of 6/30/2009	$49,754	$9,654	$59,408
Transfers in and/or out of Level 3	—	—	—
Net purchases/(sales)	(15,097)	—	(15,097)
Accrued discounts/(premiums)	—	—	—
Realized gains/(losses)	2,095	(1,287,586)	(1,285,491)
Change in unrealized appreciation/(depreciation)	(2,095)	1,423,617	1,421,522

Balance as of 3/31/2010	$34,657	$145,685	$180,342

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—	$142,469	$142,469

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (d) above).

8

(f)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(g)	Security value is determined based on Level 3 inputs established by ASC Topic 820 (see note (d) above).

(h)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(i)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(j)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2010.

(k)	Security valued at fair value as of March 31, 2010, in accordance with guidelines approved by the Board of Trustees (see note (h) above). At March 31, 2010, these securities represent $2,167,764, 1.4% of net assets.

(l)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(m)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(n)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(o)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $145,685, 0.1% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 16.271% due 06/20/2013	06/13/2006	$643,201

9

(p)	Issuer in default with respect to the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Principal	Acquisition	Market
Security	Amount	Cost	Value

Motors Liquidation Co, 7.200% due 01/15/2011	$1,250,000	$1,242,507	$459,375

(q)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(r)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparts to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

(s)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,948,640, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,929,476 and net appreciation for financial reporting purposes was $2,019,164. At March 31, 2010, aggregate cost for financial reporting purposes was $166,277,204.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement Of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2010 is as follows:

				Asset/Liability Derivatives
		Notional		Balance
		Value of	Market Value	Sheet
	Contracts	Contracts	of Contracts	Location	Fair Value

Interest Rate Contracts
U.S. Treasury Note Futures, June 2010	80	$9,173,306	$9,187,500	Net Assets – Appreciation	$14,194	*
U.S. Treasury Note Futures, June 2010	50	5,824,768	5,812,500	Net Assets – Depreciation	(12,268	)*
U.S. Treasury Bond Futures, June 2010	40	4,636,690	4,645,000	Net Assets – Appreciation	8,310	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation Bond
MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit
SNAT	— Supranational
YNK	— Yankee Security

10

Munder Energy Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 90.4%
Consumer Discretionary — 0.2%
Auto Parts & Equipment — 0.2%
3,700	Fuel Systems Solutions Inc †	$118,252

Energy — 87.8%
Coal & Consumable Fuels — 4.4%
6,000	Alpha Natural Resources Inc †	299,340
4,400	Arch Coal Inc	100,540
49,100	Cloud Peak Energy Inc †	817,024
26,200	International Coal Group Inc †	119,734
12,300	Patriot Coal Corp †	251,658
17,500	Peabody Energy Corp	799,750
900	Yanzhou Coal Mining Co Ltd, ADR	21,690

		2,409,736

Integrated Oil & Gas — 27.8%
5,300	BP PLC, ADR	302,471
35,425	Chevron Corp	2,686,278
52,244	ConocoPhillips	2,673,326
6,300	ENI SpA, ADR	295,659
32,400	Exxon Mobil Corp	2,170,152
24,500	Hess Corp	1,532,475
3,400	Lukoil OAO, ADR	192,780
46,100	Marathon Oil Corp	1,458,604
19,800	Murphy Oil Corp	1,112,562
32,800	Occidental Petroleum Corp	2,772,912
7,400	Provident Energy Trust	57,413

		15,254,632

Oil & Gas Drilling — 2.3%
2,600	Helmerich & Payne Inc	99,008
12,300	Nabors Industries Ltd †	241,449
7,000	Noble Corp	292,740
16,600	Parker Drilling Co †	81,838
16,200	Pioneer Drilling Co †	114,048
1,800	Rowan Cos Inc †	52,398
15,386	Seahawk Drilling Inc †	290,026
1,367	Transocean Ltd †	118,081

		1,289,588

Oil & Gas Equipment & Services — 22.7%
12,000	Acergy SA, ADR	220,320
19,250	Baker Hughes Inc	901,670
176,400	Boots & Coots Inc †	428,652
4,400	Bristow Group Inc †	166,012

1

21,000	Cal Dive International Inc †	153,930
27,700	Cameron International Corp †	1,187,222
2,000	Dawson Geophysical Co †	58,480
4,200	FMC Technologies Inc †	271,446
25,900	Geokinetics Inc †	186,739
4,400	Gulf Island Fabrication Inc	95,700
62,800	Halliburton Co	1,892,164
16,100	Matrix Service Co †	173,236
44,100	National Oilwell Varco Inc	1,789,578
6,700	Newpark Resources Inc †	35,175
17,600	Oil States International Inc †	797,984
4,000	Petroleum Geo-Services ASA, ADR †	52,240
5,600	PHI Inc †	118,608
38,200	Schlumberger Ltd	2,424,172
14,600	Smith International Inc	625,172
24,800	Tesco Corp †	289,416
11,900	Tetra Technologies Inc †	145,418
4,400	Total Energy Services Inc	36,390
34,900	Willbros Group Inc †	419,149

		12,468,873

Oil & Gas Exploration & Production — 23.4%
32,000	Anadarko Petroleum Corp	2,330,560
22,536	Apache Corp	2,287,404
5,900	Bill Barrett Corp †	181,189
255,700	BMB Munai Inc †	245,472
1,900	Calvalley Petroleums Inc Class A †	6,211
23,200	Chesapeake Energy Corp	548,448
18,500	China North East Petroleum Holdings Ltd †	163,540
6,800	Comstock Resources Inc †	216,240
34,148	Denbury Resources Inc †	576,077
23,600	Devon Energy Corp	1,520,548
57,700	Endeavour International Corp †	73,279
28,300	Enterra Energy Trust †	76,626
8,900	EOG Resources Inc	827,166
9,300	Freehold Royalty Trust	155,114
29,700	Galleon Energy Inc, Class A †	201,480
5,600	Gran Tierra Energy Inc †	33,040
10,496	NAL Oil & Gas Trust	133,829
4,500	Noble Energy Inc	328,500
6,100	NuVista Energy Ltd	69,970
41,100	Pan Orient Energy Corp †	254,940
4,100	Pengrowth Energy Trust	47,433
40,500	ProspEx Resources Ltd †	59,016
3,000	Whiting Petroleum Corp †	242,520
39,075	XTO Energy Inc	1,843,558
19,600	Zargon Energy Trust	388,083

		12,810,243

2

Oil & Gas Refining & Marketing — 3.9%
82,900	China Integrated Energy Inc †	868,792
18,300	CVR Energy Inc †	160,125
24,000	Green Plains Renewable Energy Inc †	342,480
8,600	Keyera Facilities Income Fund	228,368
19,400	World Fuel Services Corp	516,816

		2,116,581

Oil & Gas Storage & Transportation — 3.3%
51,100	Crosstex Energy Inc †	444,059
3,000	Overseas Shipholding Group Inc	117,690
300	Spectra Energy Corp	6,759
2,600	Teekay Tankers Ltd Class A	32,682
15,300	Tsakos Energy Navigation Ltd	225,522
41,400	Williams Cos Inc/The	956,340

		1,783,052

Total Energy		48,132,705

Industrials — 0.7%
Electrical Components & Equipment — 0.7%
96,800	China BAK Battery Inc †	233,288
5,100	Trina Solar Ltd, ADR †	124,491

Total Industrials		357,779

Materials — 0.2%
Specialty Chemicals — 0.2%
3,400	OM Group Inc †	115,192

Utilities — 1.5%
Electric Utilities — 0.2%
3,500	IDACORP Inc	121,170

Independent Power Producers & Energy Traders — 1.3%
59,700	Calpine Corp †	709,833

Total Utilities		831,003

TOTAL COMMON STOCKS
(Cost $32,950,720)		49,554,931

TRUST/PARTNERSHIP INTERESTS — 8.4%
Energy — 8.4%
Integrated Oil & Gas — 0.4%
7,700	Targa Resources Partners LP	204,127

Oil & Gas Exploration & Production — 2.2%
16,100	BreitBurn Energy Partners LP †	240,212
6,100	Encore Energy Partners LP	121,695
18,500	EV Energy Partner LP	590,520
10,600	Pioneer Southwest Energy Partners LP	248,252

		1,200,679

3

Oil & Gas Refining & Marketing — 0.7%
11,600	Calumet Specialty Products Partners LP	241,860
2,400	Crosstex Energy LP †	25,800
2,000	NuStar Energy LP	120,900

		388,560

Oil & Gas Storage & Transportation — 5.1%
30,000	Atlas Pipeline Partners LP	417,600
4,050	DCP Midstream Partners LP	130,127
5,600	Enbridge Energy Partners LP	283,192
5,500	Genesis Energy LP	107,195
11,800	Global Partners LP/MA	263,848
8,900	MarkWest Energy Partners LP	272,785
5,000	Martin Midstream Partners LP	155,450
2,700	Plains All American Pipeline LP	153,630
10,500	Regency Energy Partners LP	230,475
6,600	Sunoco Logistics Partners LP	452,100
8,400	Williams Partners LP	337,932

		2,804,334

TOTAL TRUST/PARTNERSHIP INTERESTS
(Cost $3,727,859)		4,597,700

INVESTMENT COMPANY SECURITIES — 1.5%
6,700	Energy Select Sector SPDR Fund	385,384
54,773	State Street Institutional Liquid Reserves Fund	54,773
4,570	Vanguard Energy ETF	383,926

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $835,773)		824,083

TOTAL INVESTMENTS
(Cost $37,514,352)(g)	100.3%	$54,976,714

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of March 31, 2010, more than 25% of the Fund’s net assets were invested in issuers in the oil, gas & consumable fuels industry. When the fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in

4

determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$54,976,714
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$54,976,714

(e)	As of March 31, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,302,965, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $840,603 and net appreciation for financial reporting purposes was

5

$17,462,362. At March 31, 2010, aggregate cost for financial reporting purposes was $37,514,352.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.4%	$44,049,925
Canada	3.7	2,037,329
China	2.3	1,248,261
United Kingdom	1.0	522,791
Switzerland	0.7	410,821
Italy	0.5	295,659
Kazakhstan	0.4	245,472
Bermuda	0.4	241,449
Greece	0.4	225,522
Russian Federation	0.4	192,780
Norway	0.1	52,240
Bahamas	0.1	32,682

TOTAL COMMON STOCKS	90.4	49,554,931
TRUST/PARTNERSHIP INTERESTS	8.4	4,597,700
INVESTMENT COMPANY SECURITIES	1.5	824,083

TOTAL INVESTMENTS	100.3%	$54,976,714

6

Munder Growth Opportunities Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(h)

COMMON STOCKS — 98.7%
Consumer Discretionary — 12.4%
Hotels, Restaurants & Leisure — 1.2%
109,600	Ctrip.com International Ltd, ADR †	$4,296,320

Internet & Catalog Retail — 11.0%
104,700	Amazon.com Inc †	14,210,931
186,245	Expedia Inc	4,648,675
36,382	NetFlix Inc †	2,682,809
108,436	PetMed Express Inc	2,404,026
42,766	priceline.com Inc †	10,905,330
111,350	Shutterfly Inc †	2,682,422

		37,534,193

Media — 0.2%
175,000	interCLICK Inc †	672,000

Total Consumer Discretionary		42,502,513

Energy — 1.4%
Energy Equipment & Services — 1.1%
56,000	National Oilwell Varco Inc	2,272,480
125,000	Tetra Technologies Inc †	1,527,500

		3,799,980

Oil, Gas & Consumable Fuels — 0.3%
100,000	China Integrated Energy Inc †	1,048,000

Total Energy		4,847,980

Financials — 3.0%
Capital Markets — 1.4%
255,000	TD Ameritrade Holding Corp †	4,860,300

Insurance — 0.9%
186,000	eHealth Inc †	2,929,500

Real Estate Investment Trusts (REITs) — 0.5%
31,500	Digital Realty Trust Inc	1,707,300

Real Estate Management & Development — 0.2%
172,426	ZipRealty Inc †	844,887

Total Financials		10,341,987

Health Care — 3.4%
Health Care Equipment & Supplies — 0.5%
4,500	Intuitive Surgical Inc †	1,566,585

Health Care Providers & Services — 0.4%
240,609	Health Grades Inc †	1,530,273

1

Health Care Technology — 0.4%
40,000	athenahealth Inc †	1,462,400

Life Sciences Tools & Services — 0.9%
40,000	Illumina Inc †	1,556,000
32,000	Thermo Fisher Scientific Inc †	1,646,080

		3,202,080

Pharmaceuticals — 1.2%
46,000	Abbott Laboratories	2,423,280
25,000	Teva Pharmaceutical Industries Ltd, ADR	1,577,000

		4,000,280

Total Health Care		11,761,618

Industrials — 2.4%
Commercial Services & Supplies — 0.3%
674,786	Intermap Technologies Corp †	996,582

Electrical Equipment — 0.4%
55,000	General Cable Corp †	1,485,000

Professional Services — 1.7%
209,300	51job Inc, ADR †	3,771,586
45,868	Diamond Management & Technology Consultants Inc	360,064
200,000	Seek Ltd	1,471,911

		5,603,561

Total Industrials		8,085,143

Information Technology — 74.8%
Communications Equipment — 6.4%
454,300	Cisco Systems Inc †	11,825,429
75,000	DG FastChannel Inc †	2,396,250
138,500	QUALCOMM Inc	5,815,615
25,000	Research In Motion Ltd †	1,848,750

		21,886,044

Computers & Peripherals — 8.8%
61,650	Apple Inc †	14,483,435
145,000	EMC Corp/Massachusetts †	2,615,800
113,900	Hewlett-Packard Co	6,053,785
40,100	International Business Machines Corp	5,142,825
53,000	NetApp Inc †	1,725,680

		30,021,525

Information Technology Services — 2.3%
57,000	Amdocs Ltd †	1,716,270
92,500	NeuStar Inc, Class A †	2,331,000
40,000	Visa Inc, Class A	3,641,200

		7,688,470

Internet Software & Services — 40.0%
202,300	Akamai Technologies Inc †	6,354,243
24,000	Baidu Inc/China, ADR †	14,328,000

2

94,981	Digital River Inc †	2,877,924
210,000	Earthlink Inc	1,793,400
374,101	eBay Inc †	10,082,022
25,268	Google Inc, Class A †	14,327,209
97,200	GSI Commerce Inc †	2,689,524
215,000	Internet Brands Inc, Class A †	1,982,300
196,028	LoopNet Inc †	2,203,355
5,786	Mainstream Data Services Inc †,(g),(j),(k),(l)	0
607,750	Monster Worldwide Inc †	10,094,728
5,836,260	Move Inc †	12,197,783
182,200	Netease.com, ADR †	6,462,634
11,500	NHN Corp †	1,829,511
173,100	NIC Inc	1,362,297
113,900	Sina Corp/China †	4,292,891
95,950	Sohu.com Inc †	5,238,870
652,371	TechTarget Inc †	3,411,900
88,800	Tencent Holdings Ltd	1,780,746
1,577,740	TheStreet.com Inc (i)	5,837,638
196,500	VeriSign Inc †	5,110,965
30,200	VistaPrint NV †	1,728,950
82,450	WebMD Health Corp †	3,824,031
1,019,880	Yahoo! Inc †	16,858,616

		136,669,537

Semiconductors & Semiconductor Equipment — 2.2%
182,000	ARM Holdings PLC, ADR	1,945,580
165,000	Cypress Semiconductor Corp †	1,897,500
165,000	Intel Corp	3,672,900

		7,515,980

Software — 15.1%
71,500	Adobe Systems Inc †	2,528,955
87,000	BMC Software Inc †	3,306,000
249,800	Check Point Software Technologies †	8,757,988
474,100	Microsoft Corp	13,876,907
322,900	Oracle Corp	8,295,301
58,400	Red Hat Inc †	1,709,368
23,000	Salesforce.com Inc †	1,712,350
65,300	Shanda Interactive Entertainment Ltd, ADR †	2,846,427
143,000	Symantec Corp †	2,419,560
274,100	Synopsys Inc †	6,131,617

		51,584,473

Total Information Technology		255,366,029

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
350,000	Qwest Communications International Inc	1,827,000

3

Utilities — 0.8%
Independent Power Producers & Energy Traders — 0.8%
215,000	Calpine Corp †	2,556,350

TOTAL COMMON STOCKS
(Cost $347,246,479)		337,288,620

TRUST/PARTNERSHIP INTEREST — 0.5%
(Cost $1,561,457)
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
50,000	EV Energy Partner LP	1,596,000

WARRANT — 0.0%
(Cost $0)
Industrials — 0.0%
Commercial Services & Supplies — 0.0%
100,000	Intermap Technologies Corp, Expires 04/27/2010 †,(f),(j)	0

INVESTMENT COMPANY SECURITY — 1.2%
(Cost $4,077,367)
4,077,367	State Street Institutional Liquid Reserves Fund	4,077,367

TOTAL INVESTMENTS
(Cost $352,885,303)(m)	100.4%	$342,961,987

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: On April 23, 2010, the Munder Technology Fund, a separate series of Munder Series Trust, was reorganized with and into the Fund. Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no other events have occurred that require disclosure.

(c)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2010, more than 25% of the Fund’s net assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

4

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$342,961,987
Level 2 — Other Significant Observable Inputs	—	*
Level 3 — Significant Unobservable Inputs	—	**

Total	$342,961,987

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common and
Preferred Stock –
Information
Technology

Balance as of 6/30/2009	$— **
Transfers in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999

Balance as of 3/31/2010	— **

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

*	Level 2 valuation inputs were used to value certain securities held by the Fund at zero.
**	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (d) above).

(g)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (d) above).

(h)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign

5

securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(i)	The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At March 31, 2010, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/09	Cost	Shares	Cost	Shares	3/31/10

TheStreet.com Inc	$1,021,951	$2,989,330	1,088,768	$—	—	$5,837,638

(j)	Security valued at fair value as of March 31, 2010 in accordance with guidelines approved by the Board of Trustees (see note (h) above). At March 31, 2010, these securities represent $0, 0.0% of net assets.

(k)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(l)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Services Inc	08/29/00	$213,440

(m)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $41,252,492, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $51,175,808 and net depreciation for financial reporting purposes was $9,923,316. At March 31, 2010, aggregate cost for financial reporting purposes was $352,885,303.

ABBREVIATION:
ADR	— American Depositary Receipt

6

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	79.5%	$271,350,604
China	12.9	44,065,474
Israel	3.0	10,334,988
Canada	0.8	2,845,332
United Kingdom	0.6	1,945,580
South Korea	0.5	1,829,511
Bermuda	0.5	1,728,950
Guernsey	0.5	1,716,270
Australia	0.4	1,471,911

TOTAL COMMON STOCKS	98.7	337,288,620
TRUST/PARTNERSHIP INTEREST	0.5	1,596,000
WARRANT:
Canada	0.0	0
INVESTMENT COMPANY SECURITY	1.2	4,077,367

TOTAL INVESTMENTS	100.4%	$342,961,987

7

Munder Index 500 Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 97.4%
Consumer Discretionary — 9.8%
Auto Components — 0.2%
7,433	Goodyear Tire & Rubber Co/The †	$93,953
20,597	Johnson Controls Inc	679,495

		773,448

Automobiles — 0.4%
103,371	Ford Motor Co †	1,299,373
7,195	Harley-Davidson Inc	201,964

		1,501,337

Distributors — 0.1%
4,897	Genuine Parts Co	206,849

Diversified Consumer Services — 0.2%
3,944	Apollo Group Inc, Class A †	241,728
1,896	DeVry Inc	123,619
10,297	H&R Block Inc	183,287

		548,634

Hotels, Restaurants & Leisure — 1.5%
13,320	Carnival Corp	517,882
4,285	Darden Restaurants Inc	190,854
9,115	International Game Technology	168,172
7,784	Marriott International Inc/DE, Class A	245,352
33,021	McDonald’s Corp	2,203,161
22,801	Starbucks Corp †	553,380
5,739	Starwood Hotels & Resorts Worldwide Inc	267,667
5,488	Wyndham Worldwide Corp	141,206
2,116	Wynn Resorts Ltd	160,456
14,355	Yum! Brands Inc	550,227

		4,998,357

Household Durables — 0.4%
8,489	DR Horton Inc	106,961
4,614	Fortune Brands Inc	223,825
2,131	Harman International Industries Inc	99,688
4,668	Leggett & Platt Inc	101,015
4,993	Lennar Corp, Class A	85,930
8,523	Newell Rubbermaid Inc	129,550
9,737	Pulte Group Inc †	109,541
4,831	Stanley Black & Decker Inc	277,348
2,279	Whirlpool Corp	198,843

		1,332,701

1

Internet & Catalog Retail — 0.6%
10,505	Amazon.com Inc †	1,425,844
6,469	Expedia Inc	161,466
1,398	priceline.com Inc †	356,490

		1,943,800

Leisure Equipment & Products — 0.1%
8,482	Eastman Kodak Co †	49,111
3,823	Hasbro Inc	146,344
11,094	Mattel Inc	252,278

		447,733

Media — 2.9%
20,784	CBS Corp, Class B	289,729
87,084	Comcast Corp, Class A	1,638,921
28,699	DIRECTV, Class A †	970,313
8,700	Discovery Communications Inc, Class A †	293,973
7,284	Gannett Co Inc	120,332
14,911	Interpublic Group of Cos Inc †	124,060
9,665	McGraw-Hill Cos Inc/The	344,557
1,126	Meredith Corp	38,746
3,570	New York Times Co/The, Class A †	39,734
69,157	News Corp, Class A	996,552
9,552	Omnicom Group Inc	370,713
2,748	Scripps Networks Interactive Inc, Class A	121,874
10,817	Time Warner Cable Inc	576,654
35,300	Time Warner Inc	1,103,831
18,630	Viacom Inc, Class B †	640,500
59,523	Walt Disney Co/The	2,077,948
190	Washington Post Co/The, Class B	84,394

		9,832,831

Multiline Retail — 0.9%
2,535	Big Lots Inc †	92,325
4,260	Family Dollar Stores Inc	155,958
7,239	JC Penney Co Inc	232,879
9,410	Kohl’s Corp †	515,480
12,921	Macy’s Inc	281,290
5,073	Nordstrom Inc	207,232
1,489	Sears Holdings Corp †	161,452
23,090	Target Corp	1,214,534

		2,861,150

Specialty Retail — 2.0%
2,700	Abercrombie & Fitch Co, Class A	123,228
2,838	AutoNation Inc †	51,311
918	AutoZone Inc †	158,897
8,062	Bed Bath & Beyond Inc †	352,793
10,483	Best Buy Co Inc	445,947
5,056	GameStop Corp, Class A †	110,777
14,612	Gap Inc/The	337,683
52,190	Home Depot Inc	1,688,347

2

45,180	Lowe’s Cos Inc	1,095,163
8,210	Ltd Brands Inc	202,130
4,210	O’Reilly Automotive Inc †	175,599
8,431	Office Depot Inc †	67,280
3,842	RadioShack Corp	86,945
3,839	Ross Stores Inc	205,271
2,824	Sherwin-Williams Co/The	191,128
22,372	Staples Inc	523,281
3,819	Tiffany & Co	181,364
12,881	TJX Cos Inc	547,700
3,977	Urban Outfitters Inc †	151,245

		6,696,089

Textiles, Apparel & Luxury Goods — 0.5%
9,642	Coach Inc	381,052
11,958	NIKE Inc, Class B	878,913
1,763	Polo Ralph Lauren Corp	149,925
2,725	VF Corp	218,409

		1,628,299

Total Consumer Discretionary		32,771,228

Consumer Staples — 11.0%
Beverages — 2.5%
3,372	Brown-Forman Corp, Class B	200,465
70,743	Coca-Cola Co/The	3,890,865
9,754	Coca-Cola Enterprises Inc	269,796
6,129	Constellation Brands Inc, Class A †	100,761
7,797	Dr Pepper Snapple Group Inc	274,220
4,827	Molson Coors Brewing Co, Class B	203,024
50,153	PepsiCo Inc/NC	3,318,153

		8,257,284

Food & Staples Retailing — 2.6%
13,483	Costco Wholesale Corp	805,070
42,674	CVS Caremark Corp	1,560,161
19,975	Kroger Co/The	432,659
11,932	Safeway Inc	296,630
6,506	SUPERVALU Inc	108,520
18,165	Sysco Corp	535,867
65,488	Wal-Mart Stores Inc (g)	3,641,133
30,234	Walgreen Co	1,121,379
5,228	Whole Foods Market Inc †	188,992

		8,690,411

Food Products — 1.8%
19,715	Archer-Daniels-Midland Co	569,764
5,829	Campbell Soup Co	206,055
13,594	ConAgra Foods Inc	340,802
5,539	Dean Foods Co †	86,907
10,113	General Mills Inc	715,899
5,103	Hershey Co/The	218,459

3

9,687	HJ Heinz Co	441,824
2,132	Hormel Foods Corp	89,565
3,653	JM Smucker Co/The	220,130
7,802	Kellogg Co	416,861
53,233	Kraft Foods Inc, Class A	1,609,766
4,018	McCormick & Co Inc/MD	154,130
6,276	Mead Johnson Nutrition Co	326,540
21,402	Sara Lee Corp	298,130
9,364	Tyson Foods Inc, Class A	179,321

		5,874,153

Household Products — 2.4%
4,291	Clorox Co	275,225
15,153	Colgate-Palmolive Co	1,291,945
12,749	Kimberly-Clark Corp	801,657
89,141	Procter & Gamble Co/The	5,639,951

		8,008,778

Personal Products — 0.2%
13,107	Avon Products Inc	443,934
3,623	Estee Lauder Cos Inc/The, Class A	235,024

		678,958

Tobacco — 1.5%
63,851	Altria Group Inc	1,310,223
4,751	Lorillard Inc	357,465
57,726	Philip Morris International Inc	3,010,988
5,186	Reynolds American Inc	279,940

		4,958,616

Total Consumer Staples		36,468,200

Energy — 10.6%
Energy Equipment & Services — 1.7%
9,572	Baker Hughes Inc	448,352
9,008	BJ Services Co	192,771
7,501	Cameron International Corp †	321,493
2,133	Diamond Offshore Drilling Inc	189,432
3,749	FMC Technologies Inc †	242,298
27,777	Halliburton Co	836,921
3,244	Helmerich & Payne Inc	123,531
8,736	Nabors Industries Ltd †	171,488
12,839	National Oilwell Varco Inc	521,007
3,493	Rowan Cos Inc †	101,681
36,723	Schlumberger Ltd	2,330,442
7,593	Smith International Inc	325,132

		5,804,548

Oil, Gas & Consumable Fuels — 8.9%
15,085	Anadarko Petroleum Corp	1,098,641
10,318	Apache Corp	1,047,277
3,181	Cabot Oil & Gas Corp	117,061
20,005	Chesapeake Energy Corp	472,918

4

61,636	Chevron Corp	4,673,858
45,630	ConocoPhillips	2,334,887
6,738	Consol Energy Inc	287,443
12,137	Denbury Resources Inc †	204,751
13,712	Devon Energy Corp	883,464
21,523	El Paso Corp	233,309
7,745	EOG Resources Inc	719,820
144,895	Exxon Mobil Corp (g)	9,705,067
8,934	Hess Corp	558,822
21,725	Marathon Oil Corp	687,379
2,916	Massey Energy Co	152,478
5,860	Murphy Oil Corp	329,273
5,324	Noble Energy Inc	388,652
24,912	Occidental Petroleum Corp	2,106,060
8,220	Peabody Energy Corp	375,654
3,539	Pioneer Natural Resources Co	199,316
4,841	Range Resources Corp	226,898
10,598	Southwestern Energy Co †	431,551
19,850	Spectra Energy Corp	447,221
3,589	Sunoco Inc	106,629
4,303	Tesoro Corp/Texas	59,812
17,321	Valero Energy Corp	341,224
17,897	Williams Cos Inc/The	413,421
17,902	XTO Energy Inc	844,616

		29,447,502

Total Energy		35,252,050

Financials — 16.1%
Capital Markets — 2.6%
7,826	Ameriprise Financial Inc	354,987
37,079	Bank of New York Mellon Corp/The	1,145,000
30,002	Charles Schwab Corp/The	560,737
47,523	E*Trade Financial Corp †	78,413
2,704	Federated Investors Inc, Class B	71,332
4,573	Franklin Resources Inc	507,146
16,150	Goldman Sachs Group Inc/The	2,755,674
13,160	Invesco Ltd	288,336
5,586	Janus Capital Group Inc	79,824
4,986	Legg Mason Inc	142,949
42,907	Morgan Stanley	1,256,746
7,412	Northern Trust Corp	409,587
15,182	State Street Corp	685,315
7,903	T Rowe Price Group Inc	434,112

		8,770,158

Commercial Banks — 3.1%
21,196	BB&T Corp	686,538
5,340	Comerica Inc (h)	203,134
24,410	Fifth Third Bancorp	331,732
6,912	First Horizon National Corp †	97,116
21,985	Huntington Bancshares Inc/OH	118,060

5

26,964	KeyCorp	208,971
2,537	M&T Bank Corp	201,387
16,104	Marshall & Ilsley Corp	129,637
15,868	PNC Financial Services Group Inc	947,320
36,463	Regions Financial Corp	286,235
15,320	SunTrust Banks Inc	410,423
58,697	US Bancorp	1,519,078
158,995	Wells Fargo & Co	4,947,924
4,615	Zions Bancorporation	100,699

		10,188,254

Consumer Finance — 0.8%
36,727	American Express Co	1,515,356
13,972	Capital One Financial Corp	578,581
16,660	Discover Financial Services	248,234
15,010	SLM Corp †	187,925

		2,530,096

Diversified Financial Services — 4.5%
307,881	Bank of America Corp (g)	5,495,676
603,027	Citigroup Inc †,(g)	2,442,259
2,041	CME Group Inc	645,181
2,248	IntercontinentalExchange Inc †	252,181
121,931	JPMorgan Chase & Co	5,456,412
5,820	Leucadia National Corp †	144,394
6,024	Moody’s Corp	179,214
4,534	NASDAQ OMX Group Inc/The †	95,758
7,980	NYSE Euronext	236,288

		14,947,363

Insurance — 3.8%
14,361	Aflac Inc	779,659
16,465	Allstate Corp/The	531,984
4,131	American International Group Inc †	141,032
8,189	AON Corp	349,752
3,584	Assurant Inc	123,218
50,767	Berkshire Hathaway Inc, Class B †	4,125,834
10,083	Chubb Corp	522,804
4,993	Cincinnati Financial Corp	144,298
14,994	Genworth Financial Inc, Class A †	274,990
13,611	Hartford Financial Services Group Inc	386,825
9,271	Lincoln National Corp	284,620
10,890	Loews Corp	405,979
16,332	Marsh & McLennan Cos Inc	398,827
25,130	MetLife Inc	1,089,134
9,789	Principal Financial Group Inc	285,937
20,693	Progressive Corp/The	395,029
14,241	Prudential Financial Inc	861,581
2,542	Torchmark Corp	136,022
15,761	Travelers Cos Inc/The	850,148

6

10,182	Unum Group	252,208
10,500	XL Capital Ltd, Class A	198,450

		12,538,331

Real Estate Investment Trusts (REITs) — 1.2%
3,591	Apartment Investment & Management Co, Class A	66,110
2,499	AvalonBay Communities Inc	215,789
4,257	Boston Properties Inc	321,148
8,651	Equity Residential	338,687
8,997	HCP Inc	296,901
3,795	Health Care REIT Inc	171,648
20,046	Host Hotels & Resorts Inc	293,674
12,330	Kimco Realty Corp	192,841
4,997	Plum Creek Timber Co Inc	194,433
14,523	ProLogis	191,704
4,162	Public Storage	382,862
8,899	Simon Property Group Inc	746,626
4,806	Ventas Inc	228,189
4,812	Vornado Realty Trust	364,268

		4,004,880

Real Estate Management & Development — 0.0%#
8,278	CB Richard Ellis Group Inc, Class A †	131,206

Thrifts & Mortgage Finance — 0.1%
14,510	Hudson City Bancorp Inc	205,461
11,490	People’s United Financial Inc	179,704

		385,165

Total Financials		53,495,453

Health Care — 11.8%
Biotechnology — 1.5%
30,054	Amgen Inc †	1,796,027
8,274	Biogen Idec Inc †	474,597
14,106	Celgene Corp †	874,008
2,291	Cephalon Inc †	155,284
8,145	Genzyme Corp †	422,155
27,724	Gilead Sciences Inc †	1,260,887

		4,982,958

Health Care Equipment & Supplies — 1.9%
18,503	Baxter International Inc	1,076,875
7,233	Becton Dickinson and Co	569,454
46,359	Boston Scientific Corp †	334,712
5,435	CareFusion Corp †	143,647
2,962	CR Bard Inc	256,569
4,516	DENTSPLY International Inc	157,383
5,028	Hospira Inc †	284,836
1,194	Intuitive Surgical Inc †	415,667
33,901	Medtronic Inc	1,526,562
9,987	St Jude Medical Inc †	409,966
8,667	Stryker Corp	495,926

7

3,819	Varian Medical Systems Inc †	211,305
6,536	Zimmer Holdings Inc †	386,931

		6,269,833

Health Care Providers & Services — 2.1%
13,227	Aetna Inc	464,400
8,666	AmerisourceBergen Corp	250,621
11,132	Cardinal Health Inc	401,086
8,392	CIGNA Corp	306,979
4,541	Coventry Health Care Inc †	112,254
3,136	DaVita Inc †	198,822
8,431	Express Scripts Inc †	857,939
5,212	Humana Inc †	243,765
3,213	Laboratory Corp of America Holdings †	243,256
8,267	McKesson Corp	543,307
14,241	Medco Health Solutions Inc †	919,399
2,856	Patterson Cos Inc	88,679
4,612	Quest Diagnostics Inc/DE	268,833
13,290	Tenet Healthcare Corp †	76,019
35,524	UnitedHealth Group Inc	1,160,569
13,624	WellPoint Inc †	877,113

		7,013,041

Life Sciences Tools & Services — 0.4%
5,549	Life Technologies Corp †	290,046
1,706	Millipore Corp †	180,154
3,583	PerkinElmer Inc	85,634
12,532	Thermo Fisher Scientific Inc †	644,646
2,906	Waters Corp †	196,271

		1,396,751

Pharmaceuticals — 5.9%
47,650	Abbott Laboratories	2,510,202
9,438	Allergan Inc/United States	616,490
52,536	Bristol-Myers Squibb Co	1,402,711
31,143	Eli Lilly & Co	1,128,000
9,261	Forest Laboratories Inc †	290,425
84,456	Johnson & Johnson (g)	5,506,531
7,625	King Pharmaceuticals Inc †	89,670
95,608	Merck & Co Inc	3,570,959
9,379	Mylan Inc/PA †	212,997
247,675	Pfizer Inc (g)	4,247,626
3,257	Watson Pharmaceuticals Inc †	136,045

		19,711,656

Total Health Care		39,374,239

Industrials — 10.2%
Aerospace & Defense — 2.9%
23,231	Boeing Co/The	1,686,803
11,841	General Dynamics Corp	914,125
3,816	Goodrich Corp	269,105

8

23,419	Honeywell International Inc	1,060,178
5,607	ITT Corp	300,591
3,567	L-3 Communications Holdings Inc	326,844
9,678	Lockheed Martin Corp	805,403
9,292	Northrop Grumman Corp	609,277
4,348	Precision Castparts Corp	550,935
11,634	Raytheon Co	664,534
4,825	Rockwell Collins Inc	301,997
28,738	United Technologies Corp	2,115,404

		9,605,196

Air Freight & Logistics — 1.0%
5,148	CH Robinson Worldwide Inc	287,516
6,508	Expeditors International of Washington Inc	240,275
9,592	FedEx Corp	895,893
30,471	United Parcel Service Inc, Class B	1,962,637

		3,386,321

Airlines — 0.1%
22,772	Southwest Airlines Co	301,046

Building Products — 0.1%
11,021	Masco Corp	171,046

Commercial Services & Supplies — 0.5%
3,460	Avery Dennison Corp	125,979
4,034	Cintas Corp	113,315
5,554	Iron Mountain Inc	152,180
6,357	Pitney Bowes Inc	155,429
9,917	Republic Services Inc	287,791
6,301	RR Donnelley & Sons Co	134,526
2,585	Stericycle Inc †	140,882
14,883	Waste Management Inc	512,422

		1,622,524

Construction & Engineering — 0.2%
5,493	Fluor Corp	255,480
3,816	Jacobs Engineering Group Inc †	172,445
6,440	Quanta Services Inc †	123,390

		551,315

Electrical Equipment — 0.5%
23,085	Emerson Electric Co	1,162,099
1,488	First Solar Inc †	182,503
4,366	Rockwell Automation Inc/DE	246,068
2,875	Roper Industries Inc	166,290

		1,756,960

Industrial Conglomerates — 2.4%
21,843	3M Co	1,825,419
327,455	General Electric Co (g)	5,959,681
8,321	Textron Inc	176,655

		7,961,755

9

Machinery — 1.6%
19,172	Caterpillar Inc	1,204,960
6,193	Cummins Inc	383,656
8,041	Danaher Corp	642,556
12,981	Deere & Co	771,850
5,714	Dover Corp	267,129
5,088	Eaton Corp	385,518
1,714	Flowserve Corp	189,003
11,838	Illinois Tool Works Inc	560,648
11,157	PACCAR Inc	483,544
3,587	Pall Corp	145,238
4,932	Parker Hannifin Corp	319,298
1,771	Snap-On Inc	76,755

		5,430,155

Professional Services — 0.1%
1,595	Dun & Bradstreet Corp	118,700
3,881	Equifax Inc	138,940
4,633	Robert Half International Inc	140,982

		398,622

Road & Rail — 0.7%
11,970	CSX Corp	609,273
11,344	Norfolk Southern Corp	634,016
1,639	Ryder System Inc	63,528
15,485	Union Pacific Corp	1,135,050

		2,441,867

Trading Companies & Distributors — 0.1%
4,051	Fastenal Co	194,407
1,889	WW Grainger Inc	204,239

		398,646

Total Industrials		34,025,453

Information Technology — 18.4%
Communications Equipment — 2.4%
175,719	Cisco Systems Inc †	4,573,965
4,042	Harris Corp	191,955
6,832	JDS Uniphase Corp †	85,605
16,127	Juniper Networks Inc †	494,776
70,929	Motorola Inc †	497,922
51,577	QUALCOMM Inc	2,165,718
11,796	Tellabs Inc	89,296

		8,099,237

Computers & Peripherals — 5.6%
27,829	Apple Inc †	6,537,867
52,848	Dell Inc †	793,248
62,997	EMC Corp/Massachusetts †	1,136,466
72,246	Hewlett-Packard Co	3,839,875
39,866	International Business Machines Corp (g)	5,112,814
2,397	Lexmark International Inc, Class A †	86,484

10

10,577	NetApp Inc †	344,387
3,495	QLogic Corp †	70,949
7,004	SanDisk Corp †	242,549
5,116	Teradata Corp †	147,801
7,016	Western Digital Corp †	273,554

		18,585,994

Electronic Equipment & Instruments — 0.6%
10,705	Agilent Technologies Inc †	368,145
5,263	Amphenol Corp, Class A	222,046
47,760	Corning Inc	965,229
4,658	FLIR Systems Inc †	131,356
5,850	Jabil Circuit Inc	94,711
4,160	Molex Inc	86,778

		1,868,265

Information Technology Services — 1.5%
15,488	Automatic Data Processing Inc	688,751
9,132	Cognizant Technology Solutions Corp, Class A †	465,549
4,678	Computer Sciences Corp †	254,904
10,060	Fidelity National Information Services Inc	235,807
4,674	Fiserv Inc †	237,252
2,961	Mastercard Inc, Class A	752,094
9,871	Paychex Inc	303,040
9,397	SAIC Inc †	166,327
6,052	Total System Services Inc	94,774
13,699	Visa Inc, Class A	1,247,020
20,954	Western Union Co/The	355,380

		4,800,898

Internet Software & Services — 1.8%
5,257	Akamai Technologies Inc †	165,122
34,683	eBay Inc †	934,707
7,416	Google Inc, Class A †	4,204,946
3,858	Monster Worldwide Inc †	64,082
5,629	VeriSign Inc †	146,410
36,551	Yahoo! Inc †	604,188

		6,119,455

Office Electronics — 0.1%
41,469	Xerox Corp	404,323

Semiconductors & Semiconductor Equipment — 2.4%
17,281	Advanced Micro Devices Inc †	160,195
9,065	Altera Corp	220,370
9,136	Analog Devices Inc	263,300
41,220	Applied Materials Inc	555,646
13,220	Broadcom Corp, Class A	438,640
169,484	Intel Corp	3,772,714
5,245	KLA-Tencor Corp	162,175
6,847	Linear Technology Corp	193,633
20,047	LSI Corp †	122,688

11

6,861	MEMC Electronic Materials Inc †	105,179
5,634	Microchip Technology Inc	158,653
26,084	Micron Technology Inc †	271,013
7,298	National Semiconductor Corp	105,456
2,977	Novellus Systems Inc †	74,425
17,031	NVIDIA Corp †	295,999
5,367	Teradyne Inc †	59,949
38,113	Texas Instruments Inc	932,625
8,497	Xilinx Inc	216,673

		8,109,333

Software — 4.0%
16,075	Adobe Systems Inc †	568,573
7,050	Autodesk Inc †	207,411
5,628	BMC Software Inc †	213,864
12,169	CA Inc	285,606
5,616	Citrix Systems Inc †	266,591
7,073	Compuware Corp †	59,413
9,989	Electronic Arts Inc †	186,395
9,634	Intuit Inc †	330,831
4,841	McAfee Inc †	194,269
234,173	Microsoft Corp (g)	6,854,244
10,644	Novell Inc †	63,758
120,016	Oracle Corp	3,083,211
5,763	Red Hat Inc †	168,683
3,373	Salesforce.com Inc †	251,120
24,878	Symantec Corp †	420,936

		13,154,905

Total Information Technology		61,142,410

Materials — 3.4%
Chemicals — 1.8%
6,497	Air Products & Chemicals Inc	480,453
2,538	Airgas Inc	161,468
1,490	CF Industries Holdings Inc	135,858
35,302	Dow Chemical Co/The	1,043,880
2,231	Eastman Chemical Co	142,070
7,291	Ecolab Inc	320,440
27,737	EI du Pont de Nemours & Co	1,032,926
2,219	FMC Corp	134,338
2,425	International Flavors & Fragrances Inc	115,600
16,729	Monsanto Co	1,194,785
5,125	PPG Industries Inc	335,175
9,416	Praxair Inc	781,528
3,735	Sigma-Aldrich Corp	200,420

		6,078,941

Construction Materials — 0.1%
3,848	Vulcan Materials Co	181,780

12

Containers & Packaging — 0.2%
2,888	Ball Corp	154,161
3,422	Bemis Co Inc	98,280
5,172	Owens-Illinois Inc †	183,813
4,061	Pactiv Corp †	102,256
4,877	Sealed Air Corp	102,807

		641,317

Metals & Mining — 1.1%
3,356	AK Steel Holding Corp	76,718
31,312	Alcoa Inc	445,883
3,010	Allegheny Technologies Inc	162,510
4,150	Cliffs Natural Resources Inc	294,442
13,194	Freeport-McMoRan Copper & Gold Inc	1,102,227
15,044	Newmont Mining Corp	766,191
9,662	Nucor Corp	438,462
2,591	Titanium Metals Corp †	42,985
4,399	United States Steel Corp	279,424

		3,608,842

Paper & Forest Products — 0.2%
13,292	International Paper Co	327,116
5,252	MeadWestvaco Corp	134,189
6,487	Weyerhaeuser Co	293,666

		754,971

Total Materials		11,265,851

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.4%
181,117	AT&T Inc	4,680,063
9,131	CenturyTel Inc	323,785
9,586	Frontier Communications Corp	71,320
45,575	Qwest Communications International Inc	237,901
87,028	Verizon Communications Inc	2,699,609
14,022	Windstream Corp	152,700

		8,165,378

Wireless Telecommunication Services — 0.3%
12,321	American Tower Corp, Class A †	524,998
8,010	MetroPCS Communications Inc †	56,711
91,125	Sprint Nextel Corp †	346,275

		927,984

Total Telecommunication Services		9,093,362

Utilities — 3.4%
Electric Utilities — 1.8%
5,204	Allegheny Energy Inc	119,692
14,660	American Electric Power Co Inc	501,079
40,041	Duke Energy Corp	653,469
10,000	Edison International	341,700
5,798	Entergy Corp	471,667
20,238	Exelon Corp	886,627

13

9,356	FirstEnergy Corp	365,726
12,686	FPL Group Inc	613,114
5,385	Northeast Utilities	148,842
6,824	Pepco Holdings Inc	117,032
3,108	Pinnacle West Capital Corp	117,265
11,573	PPL Corp	320,688
8,734	Progress Energy Inc	343,770
25,177	Southern Co	834,869

		5,835,540

Gas Utilities — 0.2%
4,412	EQT Corp	180,892
1,388	Nicor Inc	58,185
3,237	Oneok Inc	147,769
5,351	Questar Corp	231,163

		618,009

Independent Power Producers & Energy Traders — 0.2%
20,489	AES Corp/The †	225,379
6,166	Constellation Energy Group Inc	216,488
8,037	NRG Energy Inc †	167,973

		609,840

Multi-Utilities — 1.2%
7,271	Ameren Corp	189,628
11,981	CenterPoint Energy Inc	172,047
7,051	CMS Energy Corp	109,008
8,612	Consolidated Edison Inc	383,579
18,417	Dominion Resources Inc/VA	757,123
5,062	DTE Energy Co	225,765
2,348	Integrys Energy Group Inc	111,248
8,463	NiSource Inc	133,715
11,385	PG&E Corp	482,952
15,529	Public Service Enterprise Group Inc	458,416
3,401	SCANA Corp	127,844
7,563	Sempra Energy	377,394
6,560	TECO Energy Inc	104,238
3,588	Wisconsin Energy Corp	177,283
14,015	Xcel Energy Inc	297,118

		4,107,358

Total Utilities		11,170,747

TOTAL COMMON STOCKS
(Cost $164,003,443)		324,058,993

INVESTMENT COMPANY SECURITY — 2.1%
(Cost $6,866,828)
6,866,828	State Street Institutional Liquid Reserves Fund	6,866,828

14

Principal
Amount

U.S. TREASURY BILL — 1.0%
(Cost $3,498,584)
$3,500,000	0.130% due 07/22/2010 (e),(g),(i)	3,498,257

TOTAL INVESTMENTS
(Cost $174,368,855)(j)	100.5%	$334,424,078

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$330,925,821	$145,978
Level 2 — Other Significant Observable Inputs	3,498,257	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$334,424,078	$145,978

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary

15

market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(h)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At March 31, 2010, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/09	Cost	Shares	Cost	Shares	3/31/10

Comerica Inc	$116,537	$15,214	399	$16,974	569	$203,134

(i)	Rate represents annualized yield at date of purchase.

(j)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $171,900,114, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,844,891 and net appreciation for financial reporting purposes was $160,055,223. At March 31, 2010, aggregate cost for financial reporting purposes was $174,368,855.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2010 is as follows:

Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

S&P 500® Index Futures, June 2010 (Equity Contracts)	160	$9,175,622	$9,321,600	Net Assets- Unrealized Appreciation	$145,978	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

16

Munder International Equity Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 95.6%
Australia — 6.9%
32,684	AMP Ltd	$187,753
13,650	Ansell Ltd	152,065
1,100	BHP Billiton Ltd, ADR	88,352
23,903	BlueScope Steel Ltd †	63,830
51,050	Boral Ltd	262,806
54,450	Bradken Ltd	382,740
34,450	Coca-Cola Amatil Ltd	355,647
5,700	Commonwealth Bank of Australia	294,431
10,662	CSR Ltd	16,193
21,475	Iress Market Technology Ltd	157,652
37,225	MAp Group	105,553
123,800	Metcash Ltd	470,325
14,525	OneSteel Ltd	51,983
153,797	Qantas Airways Ltd †	400,814
24,942	QBE Insurance Group Ltd	476,758
872,552	Sigma Pharmaceuticals Ltd	372,324
4,267	Sims Metal Management Ltd	84,812
44,100	Suncorp-Metway Ltd	345,600
36,000	TABCORP Holdings Ltd	227,944
37,453	Wesfarmers Ltd	1,092,582
625	Westpac Banking Corp, ADR	79,425

		5,669,589

Austria — 1.2%
2,500	Erste Group Bank AG	105,013
7,275	Raiffeisen International Bank Holding AG	345,875
2,975	Vienna Insurance Group	157,111
10,175	Voestalpine AG	411,599

		1,019,598

Belgium — 0.8%
26,575	Fortis †	94,615
11,125	KBC Groep NV †	538,757

		633,372

China — 0.0%#
3,225	China BAK Battery Inc †	7,772

Denmark — 0.5%
31,750	Danske Bank A/S, ADR †	387,350

Finland — 1.4%
21,700	Fortum OYJ	530,788
8,975	Kesko OYJ, B Shares	353,238

1

4,150	Metso OYJ	134,020
4,075	Rautaruukki OYJ	88,063

		1,106,109

France — 10.1%
8,295	AXA SA	184,524
19,500	AXA SA, ADR	429,780
5,910	BNP Paribas	453,876
9,675	BNP Paribas, ADR	370,069
7,175	Cap Gemini SA	353,428
8,550	Casino Guichard Perrachon SA	723,486
4,750	CNP Assurances	448,578
10,640	Credit Agricole SA	186,247
15,700	France Telecom SA, ADR	377,271
4,150	GDF Suez	160,309
9,059	GDF Suez, ADR	351,036
650	Lafarge SA	45,740
4,150	PPR	552,504
1,375	Rallye SA	50,728
2,425	Sanofi-Aventis SA	180,765
9,891	Sanofi-Aventis SA, ADR	369,528
850	Schneider Electric SA	99,697
1,150	SCOR SE	29,046
4,641	Societe Generale	291,887
900	Technip SA	73,178
9,635	Total SA, ADR	559,023
27,187	Vinci SA	1,602,283
14,175	Vivendi SA	379,367

		8,272,350

Germany — 7.4%
1,269	Allianz SE	159,108
46,350	Allianz SE, ADR	579,375
2,975	BASF SE	184,515
1,500	Deutsche Bank AG	115,541
7,500	Deutsche Bank AG, GRS	576,525
39,475	Deutsche Lufthansa AG, ADR	656,075
38,588	Deutsche Telekom AG	523,013
19,225	E.ON AG	709,788
15,575	E.ON AG, ADR	574,562
1,175	Metro AG	69,702
5,600	Muenchener Rueckversicherungs AG	908,772
3,875	RWE AG	343,335
800	Salzgitter AG	74,264
1,275	Stada Arzneimittel AG	50,233
14,850	ThyssenKrupp AG	510,555
350	Volkswagen AG	33,800

		6,069,163

2

Greece — 0.7%
14,850	Hellenic Petroleum SA	170,085
21,850	National Bank of Greece SA †	439,724

		609,809

Hong Kong — 2.2%
2,250	Hang Seng Bank Ltd	31,355
177,050	Hopson Development Holdings Ltd	285,953
796,925	Hutchison Telecommunications Hong Kong Holdings Ltd	136,512
114,950	Hutchison Whampoa Ltd	840,926
71,125	Kingboard Chemical Holdings Ltd	323,826
27,375	Kowloon Development Co Ltd	34,623
23,783	Noble Group Ltd	52,022
114,300	Pacific Basin Shipping Ltd	90,683

		1,795,900

Ireland — 0.7%
32,250	Allied Irish Banks PLC, ADR †	103,845
40,800	Irish Life & Permanent Group Holdings PLC †	162,564
42,075	Smurfit Kappa Group PLC †	346,655

		613,064

Italy — 3.3%
150,725	Enel SpA	842,808
24,236	ENI SpA	568,596
31,050	Iride SpA	60,181
141,950	Telecom Italia SpA	160,090
30,375	Telecom Italia SpA, Ordinary Shares, ADR	435,578
2,861	Telecom Italia SpA, Saving Shares, ADR	32,129
198,576	UniCredit SpA †	586,702

		2,686,084

Japan — 21.7%
8,300	Aeon Co Ltd	94,195
2,350	Aioi Insurance Co Ltd (f),(h)	12,393
20,700	Asahi Breweries Ltd	388,139
9,525	Astellas Pharma Inc	344,872
28,775	Brother Industries Ltd	347,799
71,275	Calsonic Kansei Corp †	211,180
9,775	Canon Inc	452,730
16,324	Canon Inc, ADR	754,332
575	Daito Trust Construction Co Ltd	27,738
29,300	EDION Corp	301,807
51,100	Fuji Heavy Industries Ltd †	264,546
108,225	Fujitsu Ltd	708,458
625	Hitachi Cable Ltd	1,865
13,100	Hitachi Kokusai Electric Inc	130,874
7,500	Hitachi Ltd, ADR †	278,925
2,350	Honda Motor Co Ltd	82,950
23,775	Honda Motor Co Ltd, ADR	839,020

3

91,700	Isuzu Motors Ltd †	248,156
168,200	ITOCHU Corp	1,473,482
20,475	JFE Holdings Inc	824,563
50	KDDI Corp	258,851
18,825	Kewpie Corp	204,379
26,550	Kyowa Hakko Kirin Co Ltd	274,048
243,450	Marubeni Corp	1,512,937
72,025	Mazda Motor Corp	202,616
25,325	MEDIPAL HOLDINGS Corp	299,869
16,100	Miraca Holdings Inc	490,801
141,175	Mitsubishi Chemical Holdings Corp	721,806
18,150	Mitsubishi Corp, ADR	954,690
2,450	Mitsubishi Materials Corp †	7,049
31,900	Mitsubishi Tanabe Pharma Corp	450,401
86,900	NEC Corp	261,193
75,075	Nichirei Corp	281,059
10,975	Nippon Paper Group Inc	282,328
51,375	Nippon Telegraph & Telephone Corp, ADR	1,079,902
104,700	Nissan Motor Co Ltd †	897,045
40,825	NTT DoCoMo Inc, ADR	620,540
475	ORIX Corp	42,119
3,800	Ricoh Co Ltd, ADR	299,060
2,175	Seven & I Holdings Co Ltd	52,555
23,000	Showa Shell Sekiyu KK	155,482
3,075	Sompo Japan Insurance Inc (f),(h)	21,577
1,575	Sumitomo Mitsui Financial Group Inc	52,056
11,775	Suzuken Co Ltd	415,003
6,700	Tokyo Tatemono Co Ltd	24,080
8,050	TS Tech Co Ltd	150,857

		17,800,327

Luxembourg — 0.6%
11,175	ArcelorMittal	490,388

Netherlands — 4.6%
17,600	Aegon NV †	120,521
77,750	ING Groep NV, ADR †	774,390
23,375	Royal Dutch Shell PLC, Class A, ADR	1,352,477
15,235	Royal Dutch Shell PLC, Class B, ADR	842,953
21,550	Unilever NV, NYR	649,948

		3,740,289

New Zealand — 0.1%
19,675	Fletcher Building Ltd	116,701

Norway — 0.8%
22,925	Aker Solutions ASA	358,733
8,000	DnB NOR ASA †	91,399
27,100	Sparebank 1 SR Bank	222,520

		672,652

4

Portugal — 0.3%
52,550	EDP — Energias de Portugal SA	208,884

Singapore — 0.5%
307,250	Neptune Orient Lines Ltd/Singapore	441,454

Spain — 4.6%
2,650	Acciona SA	293,890
16,150	Almirall SA	203,297
36,107	Banco Bilbao Vizcaya Argentaria SA, ADR	494,305
114,306	Banco Santander SA, ADR	1,516,840
6,625	Endesa SA	189,341
13,550	Gas Natural SDG SA	250,179
89,575	Promotora de Informaciones SA †	321,819
13,925	Repsol YPF SA	329,701
2,950	Telefonica SA, ADR	209,745

		3,809,117

Sweden — 2.8%
3,825	SSAB AB, Class A	68,759
44,475	Svenska Cellulosa AB, B Shares	627,033
117,675	Swedbank AB, Class A †	1,207,617
15,025	Telefonaktiebolaget LM Ericsson, ADR	156,711
25,200	Volvo AB, ADR	252,756

		2,312,876

Switzerland — 7.4%
4,225	Adecco SA	239,820
1,500	Credit Suisse Group AG	77,319
275	Galenica AG	109,280
275	Helvetia Holding AG	96,435
9,000	Holcim Ltd	670,903
9,375	Nestle SA, ADR	480,000
3,811	Novartis AG	205,839
19,632	Novartis AG, ADR	1,062,091
175	Roche Holding AG	28,381
5,575	Schmolz + Bickenbach AG	164,966
27,000	Swatch Group AG/The	1,605,558
2,600	Swiss Life Holding AG †	341,521
38,375	Zurich Financial Services AG, ADR	978,563

		6,060,676

United Kingdom — 17.0%
21,475	AstraZeneca PLC, ADR	960,362
35,132	Aviva PLC	205,414
66,200	Barclays PLC, ADR	1,439,850
55,551	BP PLC	525,517
25,200	BP PLC, ADR	1,438,164
10,900	British American Tobacco PLC	375,723
12,925	British American Tobacco PLC, ADR	890,533
154,750	Computacenter PLC	720,937

5

103,300	Dairy Crest Group PLC	582,825
1,435	Diageo PLC, ADR	96,791
424,925	DS Smith PLC	869,222
18,618	GlaxoSmithKline PLC	357,539
14,986	GlaxoSmithKline PLC, ADR	577,261
46,375	Home Retail Group PLC	190,714
27,347	HSBC Holdings PLC, ADR	1,386,219
5,925	Imperial Tobacco Group PLC, ADR	361,484
315,650	Inchcape PLC †	141,209
5,175	Johnson Matthey PLC	137,114
138,545	Lloyds Banking Group PLC, ADR	533,398
61,900	Mondi PLC	435,944
32,500	National Express Group PLC	112,940
231,800	Old Mutual PLC †	430,901
5,250	Rexam PLC, ADR	117,705
8,300	Royal Bank of Scotland Group PLC, ADR †	109,892
25	Unilever PLC, ADR	732
40,144	Vodafone Group PLC, ADR	934,954

		13,933,344

TOTAL COMMON STOCKS
(Cost $69,115,311)		78,456,868

PREFERRED STOCK — 1.3%
(Cost $731,319)
Germany — 1.3%
11,650	Volkswagen AG	1,068,412

RIGHT — 0.0%#
(Cost $0)
Germany — 0.0%#
12,000	Volkswagen AG, expires 04/09/2010, (exercise price 65 EUR) †	7,456

TRUST/PARTNERSHIP INTEREST — 0.1%
(Cost $65,265)
United States — 0.1%
4,975	BreitBurn Energy Partners LP †	74,227

INVESTMENT COMPANY SECURITIES — 2.7%
Multi-Country — 1.4%
14,466	iShares MSCI EAFE Index Fund	810,096
9,000	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	338,490

		1,148,586

United States — 1.3%
1,067,634	State Street Institutional Liquid Reserves Fund	1,067,634

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,073,482)		2,216,220

TOTAL INVESTMENTS
(Cost $71,985,377)(i)	99.7%	$81,823,183

6

†	Non-income producing security.

#	Amount represents less than 0.05% of the net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities*

Level 1 — Quoted Prices	$81,789,213
Level 2 — Other Significant Observable Inputs	33,970
Level 3 — Significant Unobservable Inputs	—

Total	$81,823,183

*	Securities that were fair valued due to a significant event at a total value of $54,255,657 on December 31, 2009 were transferred from Level 2 to Level 1 during the period ended March 31, 2010. In addition, securities with a total market value of $33,630 on December 31, 2009 were transferred from Level 1 to Level 2 during the period ended March 31, 2010 due to a lack of readily available market quotations on March 31, 2010 (see note (g) below).

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (d) above).

7

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated in U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event, including broad market moves, occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Fair valued security as of March 31, 2010, (see note (g) above). At March 31, 2010, these securities represent $33,970, less than 0.04% of net assets.

(i)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,787,305, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,949,499 and net appreciation for financial reporting purposes was $9,837,806. At March 31, 2010, aggregate cost for financial reporting purposes was $71,985,377.

ABBREVIATIONS:

ADR	— American Depositary Receipt
EUR	— Euro
GRS	— Global Registered Shares
NYR	— New York Registered Shares

8

At March 31, 2010, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	13.7%	$11,268,653
Insurance	7.8	6,370,910
Oil, Gas & Consumable Fuels	7.2	5,941,998
Pharmaceuticals	6.2	5,064,618
Trading Companies & Distributors	4.9	3,993,130
Electric Utilities	4.2	3,410,241
Diversified Telecommunication Services	3.6	2,954,240
Metals & Mining	3.6	2,929,183
Food & Staples Retailing	3.5	2,906,810
Automobiles	3.1	2,568,132
Food Products	2.7	2,198,943
Office Electronics	2.3	1,853,922
Wireless Telecommunication Services	2.2	1,814,345
Health Care Providers & Services	2.1	1,687,278
Tobacco	2.0	1,627,740
Textiles, Apparel & Luxury Goods	2.0	1,605,558
Construction & Engineering	2.0	1,602,283
Paper & Forest Products	1.6	1,345,305
Containers & Packaging	1.6	1,333,581
Information Technology Services	1.5	1,232,017
Construction Materials	1.3	1,096,150
Airlines	1.3	1,056,889
Chemicals	1.3	1,043,436
Computers & Peripherals	1.2	969,650
Industrial Conglomerates	1.0	857,119
Multi-Utilities	1.0	854,680
Beverages	1.0	840,576
Diversified Financial Services	0.9	774,390
Machinery	0.9	769,516
Capital Markets	0.9	769,385
Media	0.9	701,186
Electronic Equipment & Instruments	0.7	602,751
Multiline Retail	0.7	552,505
Marine	0.6	532,138
Energy Equipment & Services	0.5	431,912
Real Estate Management & Development	0.5	372,393
Auto Components	0.4	362,036
Specialty Retail	0.4	301,807
Communications Equipment	0.4	287,585
Gas Utilities	0.3	250,179
Professional Services	0.3	239,820
Hotels, Restaurants & Leisure	0.3	227,944
Internet & Catalog Retail	0.2	190,714
Health Care Equipment & Supplies	0.2	152,065

9

Distributors	0.2		141,209
Road & Rail	0.1		112,940
Electrical Equipment	0.1		109,334
Transportation Infrastructure	0.1		105,553
Consumer Finance	0.1		42,119

TOTAL COMMON STOCKS	95.6		78,456,868
PREFERRED STOCK	1.3		1,068,412
RIGHT	0.0	#	7,456
TRUST/PARTNERSHIP INTEREST	0.1		74,227
INVESTMENT COMPANY SECURITIES	2.7		2,216,220

TOTAL INVESTMENTS	99.7%		$81,823,183

#	Amount represents less than 0.05% of the net assets.

10

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 96.4%
Australia — 7.5%
13,302	Australia & New Zealand Banking Group Ltd	$309,559
26,658	BHP Billiton Ltd	1,066,330
13,806	Commonwealth Bank of Australia	713,142
60,662	Qantas Airways Ltd †	158,093
12,432	Ramsay Health Care Ltd	158,802
9,777	Rio Tinto Ltd	703,394
56,410	Stockland	206,541
11,132	Wesfarmers Ltd	324,744

		3,640,605

Austria — 0.3%
3,496	Erste Group Bank AG	146,850

Belgium — 1.4%
4,413	Anheuser-Busch InBev NV	222,294
849	Bekaert SA	152,741
3,821	Delhaize Group SA	307,069

		682,104

Bermuda — 0.3%
5,944	Seadrill Ltd	138,519

Denmark — 0.7%
6,000	Danske Bank A/S †	147,611
2,352	Novo Nordisk A/S, Class B	182,508

		330,119

Finland — 0.9%
7,229	Fortum OYJ	176,823
14,633	Nokia OYJ	227,880

		404,703

France — 9.4%
7,548	BNP Paribas	579,671
8,444	Bouygues SA	424,490
2,894	Carrefour SA	139,485
2,744	Cie Generale des Etablissements Michelin, Class B	202,209
2,114	Fonciere Des Regions	232,848
13,637	France Telecom SA	326,289
1,382	Gecina SA	152,949
5,964	Legrand SA	188,413
1,252	LVMH Moet Hennessy Louis Vuitton SA	146,340
4,705	Renault SA †	220,512
8,425	Sanofi-Aventis SA	628,020
17,799	STMicroelectronics NV	177,177

1

5,600	Technip SA	455,331
6,999	Total SA	406,299
9,714	Vivendi SA	259,977

		4,540,010

Germany — 5.9%
10,353	BASF SE	642,112
4,595	Bayer AG	310,808
2,259	Bilfinger Berger AG	150,710
6,520	E.ON AG	240,719
2,885	Hannover Rueckversicherung AG †	142,461
8,885	Lanxess AG	409,398
7,479	MTU Aero Engines Holding AG	435,123
1,628	Siemens AG	163,045
1,521	Software AG	181,131
12,870	United Internet AG †	195,210

		2,870,717

Hong Kong — 1.7%
28,000	Cheung Kong Holdings Ltd	360,627
119,000	Industrial & Commercial Bank of China Asia Ltd	298,870
11,000	Sun Hung Kai Properties Ltd	165,335

		824,832

Italy — 3.3%
15,621	Atlantia SpA	364,582
69,857	Enel SpA	390,619
8,255	ENI SpA	193,669
8,003	Prysmian SpA	157,275
5,104	Saipem SpA	197,505
57,450	Snam Rete Gas SpA	291,175

		1,594,825

Japan — 20.4%
21,000	Air Water Inc	240,346
41,000	Asahi Glass Co Ltd	461,793
55,000	Chiba Bank Ltd/The	328,859
15,196	Denso Corp	452,678
1,200	Fast Retailing Co Ltd	208,578
9,000	Fuji Oil Co Ltd	127,169
36,000	Fujitsu Ltd	235,661
5,500	Hisamitsu Pharmaceutical Co Inc	204,434
16,200	Hitachi Chemical Co Ltd	350,027
168,000	Hokuhoku Financial Group Inc	368,382
16,300	Honda Motor Co Ltd	575,356
19	Inpex Corp	139,416
4,000	JFE Holdings Inc	161,087
36	KDDI Corp	186,373
5,400	Kobayashi Pharmaceutical Co Ltd	222,377
2,700	Kyocera Corp	263,098

2

5,000	Makita Corp	164,723
23,800	Mitsubishi Corp	623,703
10,000	Mitsubishi Tanabe Pharma Corp	141,192
21,800	Mitsui & Co Ltd	366,326
3,100	Nidec Corp	332,249
600	Nintendo Co Ltd	200,877
25,000	Nippon Electric Glass Co Ltd	352,177
11,927	Nippon Meat Packers Inc	150,921
5,182	Nippon Telegraph & Telephone Corp	218,388
1,270	Nippon Television Network Corp	172,793
36,700	Nissan Motor Co Ltd †	314,437
4,300	Nitto Denko Corp	166,959
1,660	ORIX Corp	147,196
140	Risa Partners Inc	75,623
8,800	Sega Sammy Holdings Inc	106,553
24,900	Sumitomo Electric Industries Ltd	305,224
4,785	Sumitomo Mitsui Financial Group Inc	158,152
36,793	Sumitomo Trust & Banking Co Ltd/The	215,665
5,600	Sundrug Co Ltd	132,977
3,200	Takeda Pharmaceutical Co Ltd	140,849
4,200	Tokyo Electron Ltd	278,532
42,000	Tokyo Gas Co Ltd	185,089
14,000	Toyo Suisan Kaisha Ltd	362,092

		9,838,331

Netherlands — 4.8%
6,504	ASML Holding NV	232,441
2,474	Fugro NV	161,696
5,047	Heineken NV	259,377
31,702	Koninklijke Ahold NV	422,617
22,138	Koninklijke KPN NV	350,735
7,731	Koninklijke Philips Electronics NV	247,890
22,748	Royal Dutch Shell PLC, B Shares (g)	626,712

		2,301,468

Norway — 2.1%
50,000	DnB NOR ASA †	571,241
13,700	Statoil ASA	317,190
10,600	Telenor ASA †	143,754

		1,032,185

Portugal — 0.5%
61,690	EDP — Energias de Portugal SA	245,216

Singapore — 1.9%
92,000	Ezra Holdings Ltd	155,202
56,000	Keppel Land Ltd	146,910
27,000	United Overseas Bank Ltd	370,950
54,713	Wilmar International Ltd	262,037

		935,099

3

Spain — 4.0%
68,685	Banco Santander SA (g)	912,851
7,110	Ebro Puleva SA	130,939
119,152	Mapfre SA	437,093
19,868	Telefonica SA	470,681

		1,951,564

Sweden — 2.1%
12,828	Electrolux AB, Series B	293,136
19,647	Svenska Handelsbanken AB, A Shares	575,756
9,300	Tele2 AB, B Shares	155,202

		1,024,094

Switzerland — 8.9%
3,686	Baloise-Holding AG	326,860
9,536	Credit Suisse Group AG	491,542
2,079	Holcim Ltd	154,978
5,836	Nestle SA	298,885
11,292	Novartis AG	609,901
3,470	Roche Holding AG	562,756
2,594	Schindler Holding AG	228,303
1,016	Swatch Group AG/The	323,956
9,494	Swiss Reinsurance Co Ltd	467,317
3,345	Zurich Financial Services AG	857,505

		4,322,003

United Kingdom — 20.3%
54,134	Amlin PLC	318,817
32,685	Antofagasta PLC	515,834
10,228	Associated British Foods PLC	151,873
7,313	AstraZeneca PLC	326,155
75,001	Aviva PLC	438,525
89,553	BAE Systems PLC	504,584
33,455	Balfour Beatty PLC	148,344
62,517	Beazley PLC	102,839
104,259	BP PLC	986,299
21,203	British American Tobacco PLC	730,867
23,632	Britvic PLC	166,398
56,838	Compass Group PLC	453,683
23,459	Cookson Group PLC †	194,549
15,815	GlaxoSmithKline PLC	303,710
52,971	IG Group Holdings PLC	323,302
4,956	Imperial Tobacco Group PLC	151,167
41,384	Informa PLC	243,225
84,459	International Power PLC	408,723
80,531	Kingfisher PLC	262,009
88,500	Logica PLC	183,318
45,389	National Grid PLC	441,851
9,708	Petrofac Ltd	177,077
47,972	Stagecoach Group PLC	133,365

4

25,944	Standard Chartered PLC	707,676
11,142	Travis Perkins PLC †	138,392
275,381	Vodafone Group PLC (g)	635,193
29,445	WM Morrison Supermarkets PLC	131,144
28,771	Xstrata PLC †	545,095

		9,824,014

TOTAL COMMON STOCKS
(Cost $46,257,450)		46,647,258

PREFERRED STOCKS — 1.8%
Germany — 1.8%
5,515	Fresenius SE	416,390
8,079	Henkel AG & Co KGaA	434,949

TOTAL PREFERRED STOCKS
(Cost $812,204)		851,339

INVESTMENT COMPANY SECURITY — 1.2%
(Cost $586,943)
586,943	State Street Institutional Liquid Reserves Fund	586,943

TOTAL INVESTMENTS
(Cost $47,656,597)(h)	99.4%	$48,085,540

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities(1)	Instruments(2)

Level 1 — Quoted Prices	$48,085,540	$8,235
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$48,085,540	$8,235

(1)	Securities that were fair valued due to a significant event at a total value of $47,147,584 on December 31, 2009 were transferred from Level 2 to Level 1 during the period ended March 31, 2010 (see note (f) below).

(2)	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(e)	As of March 31, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event, including broad market moves, occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(h)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,021,446, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value

6

was $4,592,503 and net appreciation for financial reporting purposes was $428,943. At March 31, 2010, aggregate cost for financial reporting purposes was $47,656,597.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2010 is as follows:

				Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Equity Contracts
MSCI Pan Euro Index, June 2010	7	$160,801	$162,845	Net Assets – Unrealized Appreciation	$2,044	*
TOPIX Index, June 2010	1	98,366	104,557	Net Assets – Unrealized Appreciation	6,191	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

At March 31, 2010 industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	13.2%	$6,405,235
Pharmaceuticals	7.0	3,410,333
Insurance	6.4	3,091,417
Metals & Mining	6.2	2,991,740
Oil, Gas & Consumable Fuels	5.5	2,669,584
Chemicals	3.7	1,808,843
Diversified Telecommunication Services	3.4	1,665,049
Food Products	3.1	1,483,916
Food & Staples Retailing	3.0	1,458,036
Energy Equipment & Services	2.7	1,285,330
Trading Companies & Distributors	2.3	1,128,421
Automobiles	2.3	1,110,304
Electric Utilities	2.2	1,053,376
Electronic Equipment & Instruments	2.0	947,524
Aerospace & Defense	1.9	939,707
Tobacco	1.8	882,034
Wireless Telecommunication Services	1.7	821,566
Electrical Equipment	1.7	803,652
Construction & Engineering	1.5	723,544
Semiconductors & Semiconductor Equipment	1.4	688,150
Media	1.4	675,995
Real Estate Management & Development	1.4	672,872
Auto Components	1.4	654,887

7

Beverages	1.3	648,068
Industrial Conglomerates	1.2	605,484
Real Estate Investment Trusts (REITs)	1.2	592,338
Capital Markets	1.2	567,165
Gas Utilities	1.0	476,264
Specialty Retail	1.0	470,588
Textiles, Apparel & Luxury Goods	1.0	470,296
Building Products	1.0	461,793
Household Durables	0.9	457,860
Hotels, Restaurants & Leisure	0.9	453,683
Multi-Utilities	0.9	441,851
Independent Power Producers & Energy Traders	0.8	408,723
Software	0.8	382,008
Transportation Infrastructure	0.8	364,582
Diversified Financial Services	0.7	323,302
Computers & Peripherals	0.5	235,662
Machinery	0.5	228,303
Communications Equipment	0.5	227,880
Personal Products	0.5	222,377
Internet Software & Services	0.4	195,210
Information Technology Services	0.4	183,318
Health Care Providers & Services	0.3	158,802
Airlines	0.3	158,093
Construction Materials	0.3	154,979
Consumer Finance	0.3	147,196
Road & Rail	0.3	133,365
Leisure Equipment & Products	0.2	106,553

TOTAL COMMON STOCKS	96.4	46,647,258
PREFERRED STOCKS:
Household Products	0.9	434,949
Health Care Equipment & Supplies	0.9	416,390

TOTAL PREFERRED STOCKS	1.8	851,339
INVESTMENT COMPANY SECURITY	1.2	586,943

TOTAL INVESTMENTS	99.4%	$48,085,540

8

Munder International Small-Cap Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 97.1%
Australia — 5.8%
49,543	Ansell Ltd	$551,923
151,565	Centennial Coal Co Ltd	592,496
137,835	Downer EDI Ltd (i)	956,221
899,060	FKP Property Group	589,891
36,768	Flight Centre Ltd	707,869
146,168	IOOF Holdings Ltd	914,774
81,467	MacArthur Coal Ltd	1,050,353
360,087	Mount Gibson Iron Ltd †	617,911
165,642	Myer Holdings Ltd	509,205
281,456	Panoramic Resources Ltd	619,867
472,822	Ten Network Holdings Ltd †	824,382
1,814,068	Virgin Blue Holdings Ltd †	1,173,599

		9,108,491

Austria — 1.4%
12,491	Andritz AG	739,792
16,473	bwin Interactive Entertainment AG †	968,956
4,831	Mayr Melnhof Karton AG	456,749

		2,165,497

Belgium — 0.3%
16,534	Telenet Group Holding NV †	499,671

Canada — 10.5%
56,139	Alamos Gold Inc †	750,068
19,600	Astral Media Inc	687,008
16,728	Atco Ltd, Class I	839,159
38,999	Atrium Innovations Inc †	640,096
20,937	Baytex Energy Trust	708,104
23,952	Bird Construction Income Fund	751,352
57,466	Cascades Inc	461,697
72,144	Celestica Inc †	788,459
22,039	Dorel Industries Inc, Class B	703,061
43,612	FNX Mining Co Inc †	582,696
27,391	Home Capital Group Inc	1,165,867
62,420	HudBay Minerals Inc †	781,133
24,110	Laurentian Bank of Canada	1,023,366
30,911	Methanex Corp	748,694
35,602	Pacific Rubiales Energy Corp †	691,604
33,217	Petrominerales Ltd †	1,089,736
40,020	Peyto Energy Trust	532,339
52,522	Quadra Mining Ltd †	804,132
34,440	Red Back Mining Inc †	703,618

1

25,770	ShawCor Ltd, Class A	713,994
10,160	SXC Health Solutions Corp †	687,937
43,547	Thompson Creek Metals Co Inc †	588,259

		16,442,379

Denmark — 1.3%
14,662	D/S Norden	637,097
9,820	FLSmidth & Co A/S	681,296
27,800	Sydbank A/S †	745,462

		2,063,855

Finland — 1.0%
136,958	Citycon OYJ	545,698
154,356	Oriola-KD OYJ, B Shares	1,015,303

		1,561,001

France — 8.0%
10,699	Atos Origin SA †	537,274
15,248	Cie Generale des Etablissements Michelin, Class B	1,123,648
18,344	Eutelsat Communications	652,113
5,720	Fonciere Des Regions	630,033
14,387	Gemalto NV †	622,595
23,599	IPSOS	833,665
20,545	Legrand SA	649,052
12,895	Publicis Groupe SA	551,759
26,027	Rhodia SA †	539,253
11,151	Rubis	972,947
6,033	Sa des Ciments Vicat †	472,693
29,391	SCOR SE	742,333
14,132	SEB SA	937,477
10,229	Sopra Group SA	731,961
12,955	Technip SA	1,053,360
19,812	Teleperformance	682,357
21,956	Valeo SA †	783,630

		12,516,150

Germany — 5.8%
15,355	Bilfinger Berger AG	1,024,415
47,819	GAGFAH SA	427,887
13,440	Hannover Rueckversicherung AG †	663,664
112,312	Infineon Technologies AG †	779,557
17,081	Lanxess AG	787,049
32,293	MTU Aero Engines Holding AG	1,878,783
24,338	Rhoen Klinikum AG	622,927
9,385	Solar Millennium AG †	224,996
22,954	Stada Arzneimittel AG	904,352
20,922	Suedzucker AG	461,741
38,447	United Internet AG †	583,157
9,779	Wincor Nixdorf AG	662,382

		9,020,910

2

Hong Kong — 2.2%
188,857	Great Eagle Holdings Ltd	527,829
612,000	Midland Holdings Ltd	669,994
532,453	Peace Mark Holdings Ltd †,(f),(h)	0
1,085,706	Texwinca Holdings Ltd	1,198,377
419,267	Xinao Gas Holdings Ltd	1,071,354

		3,467,554

Ireland — 0.1%
117,665	Allied Irish Banks PLC †	190,391

Italy — 3.9%
54,373	Azimut Holding SpA	688,490
74,740	Credito Emiliano SpA †	516,852
78,461	Davide Campari-Milano SpA	838,779
352,836	Immobiliare Grande Distribuzione	714,361
58,170	Indesit Co SpA †	697,678
45,450	Prysmian SpA	893,182
105,146	Recordati SpA	800,257
51,109	Trevi Finanziaria SpA	876,686

		6,026,285

Japan — 17.8%
122,900	Alps Electric Co Ltd †	847,904
27,900	Asahi Holdings Inc	481,364
32,264	Capcom Co Ltd	609,458
118,000	Dainippon Screen Manufacturing Co Ltd †	551,567
9,600	Disco Corp	590,437
24,800	Don Quijote Co Ltd	619,138
34,300	Exedy Corp	837,597
425	Fields Corp	494,598
45,300	Fuji Oil Co Ltd	640,082
153,000	Fujikura Ltd	882,094
95,000	Fukuyama Transporting Co Ltd	474,543
18,250	Goldcrest Co Ltd	482,750
53,950	K’s Holdings Corp	1,324,369
89,000	Kagoshima Bank Ltd/The	625,447
21,503	Kintetsu World Express Inc	554,998
12,400	Kobayashi Pharmaceutical Co Ltd	510,643
48,813	Kuroda Electric Co Ltd	671,968
43,900	Kyowa Exeo Corp	362,507
40,900	Lintec Corp	799,713
16,722	Mandom Corp	456,103
20,100	Miraca Holdings Inc	612,739
190,000	Mitsui Mining & Smelting Co Ltd	569,045
26,600	Nifco Inc/Japan	611,723
34,000	Nihon Kohden Corp	625,521
59,000	Nippon Shokubai Co Ltd	533,266
36,700	NS Solutions Corp	665,381
7,300	Okinawa Electric Power Co Inc/The	381,046

3

94	Osaka Securities Exchange Co Ltd	491,668
159,600	Pioneer Corp †	585,547
8,220	Point Inc	492,374
112,000	Rengo Co Ltd	658,894
43,000	Saizeriya Co Ltd	775,923
61,000	San-In Godo Bank Ltd/The	508,931
218,000	Sankyu Inc	1,074,960
95,000	Shiga Bank Ltd/The	599,529
71,000	Shin-Kobe Electric Machinery Co Ltd	688,812
23,600	SHO-BOND Holdings Co Ltd	462,458
20,920	Sumitomo Real Estate Sales Co Ltd	908,495
46,000	Taiyo Yuden Co Ltd	726,730
11,400	Towa Pharmaceutical Co Ltd	580,426
148,000	Toyo Engineering Corp	568,317
146,000	Tsubakimoto Chain Co	701,187
15,658	Tsuruha Holdings Inc	561,069
86	United Urban Investment Corp	494,898

		27,696,219

Luxembourg — 0.9%
7,853	Millicom International Cellular SA	700,095
18,230	Ternium SA, ADR †	747,977

		1,448,072

Netherlands — 3.1%
42,109	Aalberts Industries NV	671,688
80,448	BinckBank NV	1,423,409
43,383	Imtech NV	1,389,294
8,298	Nutreco Holding NV	522,839
8,811	Wereldhave NV	844,465

		4,851,695

Norway — 2.1%
146,996	Atea ASA	1,242,857
31,500	Leroy Seafood Group ASA	763,225
55,900	TGS Nopec Geophysical Co ASA †	1,186,060

		3,192,142

Singapore — 1.5%
275,000	Ezra Holdings Ltd	463,919
565,000	First Resources Ltd	468,494
668,000	Ho Bee Investment Ltd	859,502
346,000	MobileOne Ltd	514,443

		2,306,358

South Korea — 2.7%
68,310	Busan Bank	733,542
37,275	CJ Internet Corp	451,339
53,700	Daegu Bank	719,038
12,335	Daum Communications Corp †	734,791
33,290	Hanwha Chem Corp	406,029

4

33,010	Hyundai Marine & Fire Insurance Co Ltd	533,902
22,230	LG International Corp	599,244

		4,177,885

Spain — 2.7%
27,926	Abengoa SA	805,473
44,214	Obrascon Huarte Lain SA	1,277,958
13,807	Red Electrica Corp SA	740,995
7,823	Tecnicas Reunidas SA	491,854
31,849	Viscofan SA	836,248

		4,152,528

Sweden — 2.0%
23,118	AF AB, B Shares	721,977
33,240	Axis Communications AB	493,725
73,878	Billerud AB †	601,104
53,237	Boliden AB	760,887
20,904	Elekta AB, B Shares	584,800

		3,162,493

Switzerland — 5.4%
10,636	Actelion Ltd †	483,886
8,552	Baloise-Holding AG	758,357
1,088	Banque Cantonale Vaudoise	507,678
1,739	Forbo Holding AG	746,299
1,361	Helvetia Holding AG	477,266
2,355	Kaba Holding AG	704,669
13,700	Noble Corp	572,934
11,101	Schindler Holding AG	977,023
371	Sika AG	626,309
5,395	Sonova Holding AG	670,282
8,103	Sulzer AG	787,706
8,120	Tecan Group AG	623,401
17,500	Vontobel Holding AG	517,830

		8,453,640

United Kingdom — 18.6%
62,002	Aggreko PLC	1,121,529
174,124	Amlin PLC	1,025,488
220,361	ARM Holdings PLC	796,869
85,860	Babcock International Group PLC	785,012
109,823	Balfour Beatty PLC	486,970
494,878	Beazley PLC	814,059
115,202	Britvic PLC	811,160
164,731	Carillion PLC	816,932
65,685	Carphone Warehouse Group PLC †	158,985
65,545	Charter International PLC	746,481
31,607	Chemring Group PLC (i)	1,588,074
92,682	Cookson Group PLC †	768,624
65,705	Davis Service Group PLC	421,662

5

117,701	Domino’s Pizza UK & IRL PLC	603,170
115,573	easyJet PLC †	804,828
135,988	Hochschild Mining PLC	581,527
612,990	Galiform PLC †	717,658
312,255	GKN PLC †	653,908
153,482	Gulfsands Petroleum PLC †	742,979
81,018	IG Group Holdings PLC	494,484
1,751,590	Inchcape PLC †	783,589
158,487	Informa PLC	931,471
39,393	Inmarsat PLC	451,928
211,771	International Personal Finance PLC	772,234
712,942	ITV PLC †	657,247
139,944	JKX Oil & Gas PLC	598,869
381,348	Logica PLC	789,919
246,589	Mcbride PLC	853,173
78,219	Micro Focus International PLC	595,267
65,288	Mondi PLC	459,805
244,868	N Brown Group PLC	813,032
63,056	Petrofac Ltd	1,150,163
32,240	Premier Oil PLC †	604,213
444,595	Spirent Communications PLC	835,919
59,184	SSL International PLC	730,169
215,284	Stagecoach Group PLC	598,502
131,370	TalkTalk Telecom Group PLC †	257,166
525,817	Taylor Wimpey PLC †	300,419
138,459	Thomas Cook Group PLC	566,881
37,038	Travis Perkins PLC †	460,039
92,306	Tullett Prebon PLC	489,840
66,550	Vitec Group PLC/The	409,008

		29,049,252

TOTAL COMMON STOCKS
(Cost $126,707,416)		151,552,468

PREFERRED STOCKS — 1.7%
Germany — 1.7%
5,003	Fuchs Petrolub AG	482,471
15,412	Hugo Boss AG	587,226
93,749	ProSiebenSat.1 Media AG	1,582,777

TOTAL PREFERRED STOCKS
(Cost $1,280,635)		2,652,474

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $682,058)
682,058	State Street Institutional Liquid Reserves Fund	682,058

TOTAL INVESTMENTS
(Cost $128,670,109)(j)	99.2%	$154,887,000

†	Non-income producing security.

6

(a)	All percentages are based on net assets of the Fund as of March 31, 2010. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

			Investments in
	Investments in		Other Financial
Valuation Inputs	Securities(1)		Instruments(2)

Level 1 — Quoted Prices	$154,887,000		$19,682
Level 2 — Other Significant Observable Inputs	—		—
Level 3 — Significant Unobservable Inputs	—	(3)	—

Total	$154,887,000		$19,682

(1)	Securities that were fair valued due to a significant event at a total value of $131,535,050 on December 31, 2009 were transferred from Level 2 to Level 1 during the period ended March 31, 2010 (see note (g) below).

(2)	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

7

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock

Balance as of 6/30/2009	$—	(3)
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 3/31/2010	$—	(3)

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

(3)	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event, including broad market moves, occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of March 31, 2010, in accordance with guidelines approved by the Board of Trustees, (see note (g) above). At March 31, 2010, this security represents $0, 0.0% of net assets.

(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

8

(j)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $30,836,667, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,619,776 and net appreciation for financial reporting purposes was $26,216,891. At March 31, 2010, aggregate cost for financial reporting purposes was $128,670,109.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2010 is as follows:

				Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Equity Contracts
MSCI Pan Euro Index, June 2010	25	$574,290	$581,590	Net Assets – Unrealized Appreciation	$7,300	*

TOPIX Index, June 2010	2	196,731	209,113	Net Assets – Unrealized Appreciation	12,382	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2010, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Construction & Engineering	6.2%	$9,728,655
Metals & Mining	5.9	9,157,473
Commercial Banks	4.0	6,170,237
Energy Equipment & Services	3.6	5,632,284
Media	3.6	5,588,985
Oil, Gas & Consumable Fuels	3.6	5,560,341
Insurance	3.2	5,015,070
Real Estate Management & Development	3.2	5,012,046
Machinery	3.0	4,623,878
Chemicals	2.8	4,440,312
Capital Markets	2.6	4,034,342
Auto Components	2.6	4,010,506
Household Durables	2.5	3,970,481
Information Technology Services	2.5	3,967,392
Commercial Services & Supplies	2.4	3,765,788
Food Products	2.4	3,692,629

9

Hotels, Restaurants & Leisure	2.3	3,622,797
Aerospace & Defense	2.2	3,466,858
Health Care Equipment & Supplies	2.0	3,162,695
Electrical Equipment	2.0	3,113,139
Semiconductors & Semiconductor Equipment	1.7	2,718,431
Specialty Retail	1.7	2,693,385
Real Estate Investment Trusts (REITs)	1.7	2,683,756
Electronic Equipment & Instruments	1.5	2,363,093
Pharmaceuticals	1.5	2,285,036
Health Care Providers & Services	1.4	2,250,969
Road & Rail	1.4	2,148,005
Gas Utilities	1.3	2,044,301
Airlines	1.3	1,978,427
Trading Companies & Distributors	1.1	1,731,252
Beverages	1.1	1,649,939
Personal Products	1.0	1,606,842
Containers & Packaging	1.0	1,577,340
Professional Services	0.9	1,404,334
Communications Equipment	0.9	1,329,644
Internet Software & Services	0.8	1,317,947
Computers & Peripherals	0.8	1,284,977
Wireless Telecommunication Services	0.8	1,214,538
Diversified Telecommunication Services	0.8	1,208,765
Software	0.8	1,204,725
Textiles, Apparel & Luxury Goods	0.8	1,198,377
Thrifts & Mortgage Finance	0.8	1,165,867
Multiline Retail	0.7	1,128,343
Electric Utilities	0.7	1,122,041
Paper & Forest Products	0.7	1,060,909
Diversified Financial Services	0.6	986,151
Leisure Equipment & Products	0.6	903,606
Household Products	0.5	853,173
Multi-Utilities	0.5	839,159
Internet & Catalog Retail	0.5	813,032
Distributors	0.5	783,589
Consumer Finance	0.5	772,234
Industrial Conglomerates	0.5	768,624
Building Products	0.5	704,668
Health Care Technology	0.4	687,937
Marine	0.4	637,097
Life Sciences Tools & Services	0.4	623,401
Food & Staples Retailing	0.4	561,069
Air Freight & Logistics	0.4	554,998
Biotechnology	0.3	483,886
Construction Materials	0.3	472,693

TOTAL COMMON STOCKS	97.1	151,552,468

10

PREFERRED STOCKS:
Media	1.0	1,582,777
Textiles, Apparel & Luxury Goods	0.4	587,226
Chemicals	0.3	482,471

TOTAL PREFERRED STOCKS	1.7	2,652,474
INVESTMENT COMPANY SECURITY	0.4	682,058

TOTAL INVESTMENTS	99.2%	$154,887,000

11

Munder Large-Cap Growth Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 98.8%
Consumer Discretionary — 13.1%
Auto Components — 0.9%
15,560	Johnson Controls Inc	$513,324

Diversified Consumer Services — 1.0%
5,220	ITT Educational Services Inc †	587,146

Hotels, Restaurants & Leisure — 2.1%
11,280	McDonald’s Corp	752,602
5,605	Panera Bread Co, Class A †	428,726

		1,181,328

Household Durables — 0.5%
5,925	Tupperware Brands Corp	285,704

Internet & Catalog Retail — 1.4%
3,620	Amazon.com Inc †	491,343
4,235	NetFlix Inc †	312,289

		803,632

Media — 1.0%
41,110	News Corp, Class A	592,395

Multiline Retail — 1.8%
10,525	Dollar Tree Inc †	623,290
7,920	Target Corp	416,592

		1,039,882

Specialty Retail — 4.4%
11,405	Aeropostale Inc †	328,806
12,140	Ross Stores Inc	649,126
80,105	Sally Beauty Holdings Inc †	714,537
19,695	TJX Cos Inc	837,431

		2,529,900

Total Consumer Discretionary		7,533,311

Consumer Staples — 16.0%
Beverages — 4.4%
18,230	Coca-Cola Co/The	1,002,650
13,820	Dr Pepper Snapple Group Inc	486,049
15,555	PepsiCo Inc/NC	1,029,119

		2,517,818

Food & Staples Retailing — 1.4%
14,870	Wal-Mart Stores Inc	826,772

1

Food Products — 1.8%
7,295	Kellogg Co	389,772
4,410	Ralcorp Holdings Inc †	298,910
7,265	TreeHouse Foods Inc †	318,715

		1,007,397

Household Products — 4.7%
9,810	Church & Dwight Co Inc	656,779
11,380	Colgate-Palmolive Co	970,259
16,914	Procter & Gamble Co/The	1,070,149

		2,697,187

Personal Products — 1.0%
18,810	Nu Skin Enterprises Inc, Class A	547,371

Tobacco — 2.7%
30,185	Philip Morris International Inc	1,574,450

Total Consumer Staples		9,170,995

Energy — 4.3%
Energy Equipment & Services — 1.6%
4,380	Core Laboratories NV	572,904
5,150	Schlumberger Ltd	326,819

		899,723

Oil, Gas & Consumable Fuels — 2.7%
19,250	EXCO Resources Inc	353,815
4,685	Exxon Mobil Corp	313,801
6,370	Occidental Petroleum Corp	538,520
7,140	Peabody Energy Corp	326,298

		1,532,434

Total Energy		2,432,157

Financials — 4.4%
Capital Markets — 0.4%
12,505	Charles Schwab Corp/The	233,718

Commercial Banks — 1.7%
6,960	Credicorp Ltd	613,733
10,715	Wells Fargo & Co	333,451

		947,184

Consumer Finance — 0.5%
7,045	American Express Co	290,677

Diversified Financial Services — 0.5%
6,520	JPMorgan Chase & Co	291,770

Insurance — 1.3%
13,505	Aflac Inc	733,186

Total Financials		2,496,535

2

Health Care — 16.4%
Biotechnology — 3.0%
9,535	Amgen Inc †	569,811
6,660	Celgene Corp †	412,654
16,730	Gilead Sciences Inc †	760,880

		1,743,345

Health Care Equipment & Supplies — 1.8%
4,555	Baxter International Inc	265,101
5,970	Kinetic Concepts Inc †	285,426
10,730	Medtronic Inc	483,172

		1,033,699

Health Care Providers & Services — 4.5%
15,760	AmerisourceBergen Corp	455,779
14,905	Community Health Systems Inc †	550,442
8,065	Emergency Medical Services Corp, Class A †	456,076
12,895	Medco Health Solutions Inc †	832,501
5,045	Mednax Inc †	293,568

		2,588,366

Pharmaceuticals — 7.1%
16,940	Abbott Laboratories	892,399
20,143	Johnson & Johnson	1,313,324
7,760	Merck & Co Inc	289,836
8,140	Teva Pharmaceutical Industries Ltd, ADR	513,471
21,685	Warner Chilcott PLC, Class A †	554,052
11,960	Watson Pharmaceuticals Inc †	499,569

		4,062,651

Total Health Care		9,428,061

Industrials — 10.8%
Aerospace & Defense — 3.9%
8,895	Honeywell International Inc	402,677
12,230	Raytheon Co	698,578
15,140	United Technologies Corp	1,114,455

		2,215,710

Air Freight & Logistics — 1.0%
9,060	United Parcel Service Inc, Class B	583,555

Construction & Engineering — 1.9%
16,705	Aecom Technology Corp †	473,921
11,935	URS Corp †	592,095

		1,066,016

Electrical Equipment — 0.7%
18,970	ABB Ltd, ADR	414,305

Industrial Conglomerates — 1.0%
6,950	3M Co	580,811

3

Machinery — 0.5%
3,725	Danaher Corp	297,665

Professional Services — 1.1%
11,630	IHS Inc, Class A †	621,856

Road & Rail — 0.7%
5,255	Union Pacific Corp	385,191

Total Industrials		6,165,109

Information Technology — 31.7%
Communications Equipment — 4.7%
70,167	Cisco Systems Inc †	1,826,447
21,295	QUALCOMM Inc	894,177

		2,720,624

Computers & Peripherals — 12.4%
12,295	Apple Inc †	2,888,464
32,360	EMC Corp/Massachusetts †	583,775
31,005	Hewlett-Packard Co	1,647,916
13,965	International Business Machines Corp	1,791,011
5,210	Western Digital Corp †	203,138

		7,114,304

Information Technology Services — 1.0%
14,805	Lender Processing Services Inc	558,889

Internet Software & Services — 5.0%
800	Baidu Inc/China, ADR †	477,600
3,070	Google Inc, Class A †	1,740,721
11,105	VistaPrint NV †	635,761

		2,854,082

Semiconductors & Semiconductor Equipment — 0.9%
25,585	Marvell Technology Group Ltd †	521,422

Software — 7.7%
16,300	Check Point Software Technologies †	571,478
82,655	Microsoft Corp	2,419,312
38,400	Oracle Corp	986,496
11,130	Solera Holdings Inc	430,174

		4,407,460

Total Information Technology		18,176,781

Materials — 2.1%
Chemicals — 2.1%
5,545	Lubrizol Corp	508,587
4,730	Monsanto Co	337,817
4,570	Praxair Inc	379,310

Total Materials		1,225,714

TOTAL COMMON STOCKS
(Cost $44,711,140)		56,628,663

4

INVESTMENT COMPANY SECURITY — 1.5%
(Cost $865,764)
865,764	State Street Institutional Liquid Reserves Fund	865,764

TOTAL INVESTMENTS
(Cost $45,576,904)(f)	100.3%	$57,494,427

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$57,494,427
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$57,494,427

(d)	As of March 31, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign

5

securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,146,290, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $228,767 and net appreciation for financial reporting purposes was $11,917,523. At March 31, 2010, aggregate cost for financial reporting purposes was $45,576,904.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.3%	$51,753,937
Bermuda	2.0	1,157,183
Israel	1.9	1,084,949
Peru	1.1	613,733
Netherlands	1.0	572,904
Ireland	1.0	554,052
China	0.8	477,600
Switzerland	0.7	414,305

TOTAL COMMON STOCKS	98.8	56,628,663
INVESTMENT COMPANY SECURITY	1.5	865,764

TOTAL INVESTMENTS	100.3%	$57,494,427

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 99.6%
Consumer Discretionary — 10.4%
Auto Components — 1.1%
10,800	BorgWarner Inc †	$412,344
12,580	Johnson Controls Inc	415,014

		827,358

Hotels, Restaurants & Leisure — 0.6%
11,200	Carnival Corp	435,456

Leisure Equipment & Products — 1.7%
33,285	Hasbro Inc	1,274,150

Media — 4.1%
21,105	Omnicom Group Inc	819,085
24,760	Time Warner Cable Inc	1,319,956
26,140	Walt Disney Co/The	912,547

		3,051,588

Specialty Retail — 1.5%
21,190	Lowe’s Cos Inc	513,646
8,440	Sherwin-Williams Co/The	571,219

		1,084,865

Textiles, Apparel & Luxury Goods — 1.4%
25,730	Coach Inc	1,016,850

Total Consumer Discretionary		7,690,267

Consumer Staples — 5.2%
Food & Staples Retailing — 2.4%
30,365	CVS Caremark Corp	1,110,144
11,690	Wal-Mart Stores Inc	649,964

		1,760,108

Food Products — 2.0%
7,550	General Mills Inc	534,465
8,040	JM Smucker Co/The	484,490
14,860	Kraft Foods Inc, Class A	449,366

		1,468,321

Household Products — 0.8%
9,660	Energizer Holdings Inc †	606,262

Total Consumer Staples		3,834,691

1

Energy — 17.8%
Energy Equipment & Services — 2.3%
9,010	Cameron International Corp †	386,168
9,090	National Oilwell Varco Inc	368,872
21,590	Noble Corp	902,894

		1,657,934

Oil, Gas & Consumable Fuels — 15.5%
16,515	Apache Corp	1,676,272
31,090	Chevron Corp	2,357,555
7,960	Cimarex Energy Co	472,665
23,950	EXCO Resources Inc	440,201
28,984	Exxon Mobil Corp	1,941,348
30,770	Marathon Oil Corp	973,563
22,165	Occidental Petroleum Corp	1,873,829
14,535	Total SA, ADR	843,321
19,810	XTO Energy Inc	934,636

		11,513,390

Total Energy		13,171,324

Financials — 25.1%
Capital Markets — 3.4%
11,200	Affiliated Managers Group Inc †	884,800
9,340	Ameriprise Financial Inc	423,663
3,570	Goldman Sachs Group Inc/The	609,149
21,590	Morgan Stanley	632,371

		2,549,983

Commercial Banks — 5.9%
19,080	BB&T Corp	618,001
34,910	Fifth Third Bancorp	474,427
36,290	US Bancorp	939,185
75,250	Wells Fargo & Co	2,341,780

		4,373,393

Consumer Finance — 1.2%
21,840	American Express Co	901,118

Diversified Financial Services — 7.4%
139,630	Bank of America Corp	2,492,395
67,869	JPMorgan Chase & Co	3,037,138

		5,529,533

Insurance — 4.8%
9,421	ACE Ltd	492,718
17,210	Allstate Corp/The	556,055
17,215	Axis Capital Holdings Ltd	538,141
22,405	Prudential Financial Inc	1,355,503
11,120	Reinsurance Group of America Inc	584,022

		3,526,439

2

Real Estate Investment Trusts (REITs) — 2.4%
38,315	Annaly Capital Management Inc	658,252
28,250	BioMed Realty Trust Inc	467,255
7,673	Simon Property Group Inc	643,765

		1,769,272

Total Financials		18,649,738

Health Care — 10.0%
Health Care Equipment & Supplies — 0.7%
11,200	Covidien PLC	563,136

Health Care Providers & Services — 1.8%
22,650	UnitedHealth Group Inc	739,976
8,930	WellPoint Inc †	574,913

		1,314,889

Life Sciences Tools & Services — 0.5%
6,660	Thermo Fisher Scientific Inc †	342,591

Pharmaceuticals — 7.0%
18,270	Abbott Laboratories	962,464
40,430	Merck & Co Inc	1,510,060
83,516	Pfizer Inc	1,432,299
20,295	Teva Pharmaceutical Industries Ltd, ADR	1,280,209

		5,185,032

Total Health Care		7,405,648

Industrials — 11.5%
Aerospace & Defense — 2.2%
3,330	Precision Castparts Corp	421,944
16,318	United Technologies Corp	1,201,168

		1,623,112

Construction & Engineering — 0.8%
19,730	Aecom Technology Corp †	559,740

Electrical Equipment — 2.8%
24,520	AMETEK Inc	1,016,599
13,720	Cooper Industries PLC	657,737
6,740	Roper Industries Inc	389,842

		2,064,178

Industrial Conglomerates — 3.6%
115,765	General Electric Co	2,106,923
15,020	Tyco International Ltd	574,515

		2,681,438

Machinery — 2.1%
8,200	Cummins Inc	507,990
25,330	Wabtec Corp/DE	1,066,900

		1,574,890

Total Industrials		8,503,358

3

Information Technology — 6.4%
Communications Equipment — 1.0%
29,550	Cisco Systems Inc †	769,186

Computers & Peripherals — 0.8%
10,870	Hewlett-Packard Co	577,741

Internet Software & Services — 1.7%
75,330	Yahoo! Inc †	1,245,205

Semiconductors & Semiconductor Equipment — 0.8%
25,730	Intel Corp	572,750

Software — 2.1%
21,324	Check Point Software Technologies †	747,619
38,400	Synopsys Inc †	859,008

		1,606,627

Total Information Technology		4,771,509

Materials — 3.8%
Chemicals — 2.8%
8,850	BASF SE, ADR	551,355
23,220	Celanese Corp, Series A	739,557
9,908	Praxair Inc	822,364

		2,113,276

Metals & Mining — 1.0%
4,460	Freeport-McMoRan Copper & Gold Inc	372,588
8,120	Nucor Corp	368,486

		741,074

Total Materials		2,854,350

Telecommunication Services — 4.7%
Diversified Telecommunication Services — 4.7%
81,665	AT&T Inc	2,110,224
15,990	CenturyTel Inc	567,005
161,140	Qwest Communications International Inc	841,151

Total Telecommunication Services		3,518,380

Utilities — 4.7%
Electric Utilities — 2.2%
38,480	Duke Energy Corp	627,993
13,317	Exelon Corp	583,418
7,870	ITC Holdings Corp	432,850

		1,644,261

Gas Utilities — 0.5%
8,360	Questar Corp	361,152

4

Multi-Utilities — 2.0%
33,040	NiSource Inc	522,032
20,700	Public Service Enterprise Group Inc	611,064
7,390	Sempra Energy	368,761

		1,501,857

Total Utilities		3,507,270

TOTAL COMMON STOCKS
(Cost $59,369,142)		73,906,535

TRUST/PARTNERSHIP INTEREST — 0.6%
(Cost $462,622)
Financials — 0.6%
Capital Markets — 0.6%
12,420	Lazard Ltd, Class A	443,394

INVESTMENT COMPANY SECURITY — 0.1%
(Cost $94,049)
94,049	State Street Institutional Liquid Reserves Fund	94,049

TOTAL INVESTMENTS
(Cost $59,925,813)(f)	100.3%	$74,443,978

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$74,443,978
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$74,443,978

(d)	As of March 31, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

5

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $16,148,851, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,630,686 and net appreciation for financial reporting purposes was $14,518,165. At March 31, 2010, aggregate cost for financial reporting purposes was $59,925,813.

ABBREVIATION:
ADR	— American Depositary Receipt

6

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.9%	$67,412,627
Israel	2.7	2,027,828
Switzerland	2.7	1,970,127
France	1.1	843,321
Ireland	0.8	563,136
Germany	0.7	551,355
Bermuda	0.7	538,141

TOTAL COMMON STOCKS	99.6	73,906,535
TRUST/PARTNERSHIP INTEREST:
Bermuda	0.6	443,394
INVESTMENT COMPANY SECURITY	0.1	94,049

TOTAL INVESTMENTS	100.3%	$74,443,978

7

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 95.7%
Consumer Discretionary — 8.7%
Auto Components — 0.5%
100,493	Spartan Motors Inc	$562,761

Hotels, Restaurants & Leisure — 0.6%
249,200	Century Casinos Inc †	623,000

Household Durables — 0.7%
66,200	Deer Consumer Products Inc †	803,668

Internet & Catalog Retail — 0.8%
41,600	PetMed Express Inc	922,272

Leisure Equipment & Products — 1.3%
110,700	Sport Supply Group Inc	1,487,808

Media — 0.5%
26,900	Rentrak Corp †	579,695

Specialty Retail — 3.2%
34,200	America’s Car-Mart Inc †	824,904
52,800	Cato Corp/The, Class A	1,132,032
29,600	Hibbett Sports Inc †	757,168
24,900	Monro Muffler Brake Inc	890,424

		3,604,528

Textiles, Apparel & Luxury Goods — 1.1%
38,800	True Religion Apparel Inc †	1,177,968

Total Consumer Discretionary		9,761,700

Consumer Staples — 0.5%
Household Products — 0.5%
33,400	Orchids Paper Products Co †	549,430

Energy — 6.4%
Energy Equipment & Services — 4.3%
234,000	Mitcham Industries Inc †	1,691,820
123,400	Mullen Group Ltd	1,948,837
105,800	Pason Systems Inc	1,190,660

		4,831,317

Oil, Gas & Consumable Fuels — 2.1%
49,087	Atlas Energy Inc †	1,527,588
68,200	China Integrated Energy Inc †	714,736
1,430	Georesources Inc †	21,755

		2,264,079

Total Energy		7,095,396

1

Financials — 29.3%
Capital Markets — 3.9%
59,800	Fifth Street Finance Corp	694,278
168,400	Hercules Technology Growth Capital Inc	1,783,356
212,700	JMP Group Inc	1,807,950

		4,285,584

Commercial Banks — 3.4%
35,100	Bank of Marin Bancorp	1,161,108
54,500	Bank of the Ozarks Inc	1,917,855
47,600	Middleburg Financial Corp	717,808

		3,796,771

Consumer Finance — 4.2%
48,800	Cash America International Inc	1,926,624
134,100	Ezcorp Inc, Class A †	2,762,460

		4,689,084

Insurance — 4.7%
121,500	AMERISAFE Inc †	1,988,955
269,500	Meadowbrook Insurance Group Inc	2,129,050
51,301	Tower Group Inc	1,137,343

		5,255,348

Real Estate Investment Trusts (REITs) — 12.6%
70,000	American Capital Agency Corp	1,792,000
124,900	Associated Estates Realty Corp	1,722,371
83,500	Capstead Mortgage Corp	998,660
113,200	DuPont Fabros Technology Inc	2,443,988
259,100	Hersha Hospitality Trust	1,342,138
119,600	Medical Properties Trust Inc	1,253,408
112,500	Monmouth Real Estate Investment Corp, Class A	946,125
490,756	NorthStar Realty Finance Corp	2,066,083
20,500	Pebblebrook Hotel Trust †	431,115
165,000	Resource Capital Corp	1,115,400

		14,111,288

Real Estate Management & Development — 0.5%
52,533	Kennedy-Wilson Holdings Inc †	533,210

Total Financials		32,671,285

Health Care — 10.6%
Health Care Equipment & Supplies — 2.2%
77,622	Neogen Corp †	1,948,312
26,100	Somanetics Corp †	499,554

		2,447,866

Health Care Providers & Services — 5.2%
24,600	Air Methods Corp †	836,400
133,400	Health Grades Inc †	848,424
63,400	Integramed America Inc †	558,554
10,000	IPC The Hospitalist Co Inc †	351,100
16,300	Landauer Inc	1,063,086

2

16,300	MWI Veterinary Supply Inc †	658,520
84,000	US Physical Therapy Inc †	1,461,600

		5,777,684

Health Care Technology — 2.2%
36,200	SXC Health Solutions Corp †	2,435,536

Life Sciences Tools & Services — 1.0%
115,948	Medtox Scientific Inc †	1,188,467

Total Health Care		11,849,553

Industrials — 22.8%
Aerospace & Defense — 0.3%
13,100	Aerovironment Inc †	342,041

Airlines — 0.8%
146,615	Republic Airways Holdings Inc †	867,961

Building Products — 0.8%
37,550	AAON Inc	849,381

Commercial Services & Supplies — 3.8%
64,900	ATC Technology Corp/IL †	1,113,684
115,318	Horizon North Logistics Inc †	207,780
16,500	Industrial Services of America Inc †	271,260
69,400	Standard Parking Corp †	1,139,548
94,020	Team Inc †	1,559,792

		4,292,064

Construction & Engineering — 3.7%
32,691	Michael Baker Corp †	1,127,186
81,400	MYR Group Inc/Delaware †	1,327,634
91,800	Orion Marine Group Inc †	1,656,990

		4,111,810

Electrical Equipment — 2.1%
34,100	AZZ Inc	1,154,285
57,400	Jinpan International Ltd	1,193,920

		2,348,205

Industrial Conglomerates — 0.5%
20,100	Raven Industries Inc	592,749

Machinery — 4.9%
33,300	John Bean Technologies Corp	584,082
41,800	Middleby Corp †	2,407,262
48,100	Portec Rail Products Inc	558,922
43,300	RBC Bearings Inc †	1,379,971
49,600	SmartHeat Inc †	532,704

		5,462,941

Professional Services — 2.5%
50,000	Barrett Business Services Inc	678,000
21,600	Exponent Inc †	616,032
36,700	VSE Corp	1,510,572

		2,804,604

3

Road & Rail — 1.4%
8,680	Marten Transport Ltd †	171,083
40,120	Old Dominion Freight Line Inc †	1,339,606

		1,510,689

Trading Companies & Distributors — 2.0%
105,650	Rush Enterprises Inc, Class B †	1,299,495
70,300	Titan Machinery Inc †	962,407

		2,261,902

Total Industrials		25,444,347

Information Technology — 13.5%
Computers & Peripherals — 1.2%
89,485	Rimage Corp †	1,293,953

Electronic Equipment & Instruments — 1.4%
181,400	TTM Technologies Inc †	1,610,832

Information Technology Services — 1.9%
34,000	Mantech International Corp, Class A †	1,660,220
15,500	NCI Inc, Class A †	468,565

		2,128,785

Internet Software & Services — 2.3%
58,300	j2 Global Communications Inc †	1,364,220
54,800	Liquidity Services Inc †	632,392
158,600	TheStreet.com Inc	586,820

		2,583,432

Semiconductors & Semiconductor Equipment — 2.6%
77,573	Diodes Inc †	1,737,635
25,000	NVE Corp †	1,132,500

		2,870,135

Software — 4.1%
113,460	Computer Modelling Group Ltd	1,927,027
173,500	Smith Micro Software Inc †	1,533,740
152,100	TeleCommunication Systems Inc, Class A †	1,114,893

		4,575,660

Total Information Technology		15,062,797

Materials — 3.9%
Chemicals — 2.8%
27,800	Balchem Corp	685,270
62,900	Koppers Holdings Inc	1,781,328
231,200	Zagg Inc †	654,296

		3,120,894

Paper & Forest Products — 1.1%
88,800	PH Glatfelter Co	1,286,712

Total Materials		4,407,606

TOTAL COMMON STOCKS
(Cost $78,719,634)		106,842,114

4

TRUST/PARTNERSHIP INTERESTS — 1.4%
Financials — 1.4%
Diversified Financial Services — 1.1%
83,900	Compass Diversified Holdings	1,280,314

Real Estate Investment Trusts (REITs) — 0.3%
221,000	Kodiak Funding Limited Partnership (e),(g),(h),(i)	282,880

TOTAL TRUST/PARTNERSHIP INTERESTS
(Cost $3,612,370)		1,563,194

INVESTMENT COMPANY SECURITIES — 2.6%
Financials — 1.4%
Capital Markets — 1.4%
101,288	Main Street Capital Corp	1,581,106

Multi-Sector — 1.2%
Multi-Industry — 1.2%
1,311,814	State Street Institutional Liquid Reserves Fund	1,311,814

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,823,107)		2,892,920

TOTAL INVESTMENTS
(Cost $85,155,111)(j)	99.7%	$111,298,228

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$111,015,348
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	282,880

Total	$111,298,228

5

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock –	Trust/Partnership
	Financials	Interests – Financials	Total

Balance as of 6/30/2009	$23,589	$291,720	$315,309
Transfer in and/or out of Level 3	—	—	—
Net purchases/(sales)	(23,327)	—	(23,327)
Accrued discounts/(premiums)	—	—	—
Realized gains/(losses)	(2,597,673)	—	(2,597,673)
Change in unrealized appreciation/(depreciation)	2,597,411	(8,840)	2,588,571

Balance as of 3/31/2010	$—	$282,880	$282,880

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—	$(8,840)	$(8,840)

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value is determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of March 31, 2010, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2010, this security represents $282,880, 0.3% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions

6

exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $282,880, 0.3% of net assets.

Security	Acquisition Date	Cost

Kodiak Funding Limited Partnership	12/19/06	$2,731,560

(j)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $35,997,136, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $9,854,019 and net appreciation for financial reporting purposes was $26,143,117. At March 31, 2010, aggregate cost for financial reporting purposes was $85,155,111.

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.1%	$98,322,782
Canada	4.7	5,274,304
China	2.9	3,245,028

TOTAL COMMON STOCKS	95.7	106,842,114
TRUST/PARTNERSHIP INTERESTS	1.4	1,563,194
INVESTMENT COMPANY SECURITIES	2.6	2,892,920

TOTAL INVESTMENTS	99.7%	$111,298,228

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 98.0%
Consumer Discretionary — 17.2%
Auto Components — 1.7%
1,828,800	BorgWarner Inc †	$69,823,584

Distributors — 3.0%
1,082,600	Genuine Parts Co	45,729,024
3,883,400	LKQ Corp †	78,833,020

		124,562,044

Diversified Consumer Services — 2.1%
680,900	DeVry Inc	44,394,680
478,200	New Oriental Education & Technology Group, ADR †	40,890,882

		85,285,562

Hotels, Restaurants & Leisure — 1.4%
504,500	Chipotle Mexican Grill Inc †	56,842,015

Household Durables — 1.2%
995,475	Tupperware Brands Corp	48,001,804

Media — 3.1%
605,137	Discovery Communications Inc, Class A †	20,447,579
960,387	Discovery Communications Inc, Class C †	28,244,982
755,800	Liberty Media Corp — Starz, Series A †	41,327,144
2,294,796	Regal Entertainment Group, Class A	40,319,566

		130,339,271

Specialty Retail — 4.2%
1,103,375	Aaron’s Inc	36,786,523
290,300	CarMax Inc †	7,292,336
2,483,845	GameStop Corp, Class A †	54,421,044
691,300	Guess? Inc	32,477,274
1,088,450	O’Reilly Automotive Inc †	45,399,249

		176,376,426

Textiles, Apparel & Luxury Goods — 0.5%
262,800	VF Corp	21,063,420

Total Consumer Discretionary		712,294,126

Consumer Staples — 3.7%
Beverages — 1.2%
1,458,300	Central European Distribution Corp †	51,055,083

Food Products — 1.2%
176,300	Flowers Foods Inc	4,361,662
717,000	JM Smucker Co/The	43,206,420

		47,568,082

1

Household Products — 1.3%
798,075	Church & Dwight Co Inc	53,431,121

Total Consumer Staples		152,054,286

Energy — 6.5%
Energy Equipment & Services — 2.3%
40,800	Atwood Oceanics Inc †	1,412,904
477,725	Core Laboratories NV	62,486,430
635,518	Oil States International Inc †	28,814,386

		92,713,720

Oil, Gas & Consumable Fuels — 4.2%
964,625	Arena Resources Inc †	32,218,475
1,759,100	Atlas Energy Inc †	54,743,192
2,682,200	Denbury Resources Inc †	45,248,714
1,040,385	Southwestern Energy Co †	42,364,477

		174,574,858

Total Energy		267,288,578

Financials — 17.3%
Capital Markets — 3.9%
749,400	Affiliated Managers Group Inc †	59,202,600
1,301,150	Eaton Vance Corp	43,640,571
2,997,725	TD Ameritrade Holding Corp †	57,136,639

		159,979,810

Commercial Banks — 3.5%
3,674,000	Fifth Third Bancorp	49,929,660
2,463,000	FirstMerit Corp	53,126,910
1,175,875	Signature Bank/New York NY †	43,566,169

		146,622,739

Diversified Financial Services — 1.3%
1,530,500	MSCI Inc, Class A †	55,251,050

Insurance — 4.0%
1,490,000	Axis Capital Holdings Ltd	46,577,400
1,906,800	Lincoln National Corp	58,538,760
993,200	ProAssurance Corp †	58,141,928

		163,258,088

Real Estate Investment Trusts (REITs) — 4.6%
2,743,500	Annaly Capital Management Inc	47,133,330
951,200	Corporate Office Properties Trust SBI MD	38,171,656
1,202,725	Digital Realty Trust Inc	65,187,695
437,650	Essex Property Trust Inc	39,366,617

		189,859,298

Total Financials		714,970,985

Health Care — 11.0%
Biotechnology — 1.5%
2,706,525	BioMarin Pharmaceutical Inc †	63,251,489

2

Health Care Equipment & Supplies — 4.8%
747,550	Haemonetics Corp †	42,722,483
82,000	Intuitive Surgical Inc †	28,546,660
787,900	Masimo Corp	20,918,745
1,045,400	ResMed Inc †	66,539,710
996,825	West Pharmaceutical Services Inc	41,816,809

		200,544,407

Health Care Providers & Services — 4.7%
868,400	Amedisys Inc †	47,953,048
1,020,600	Catalyst Health Solutions Inc †	42,232,428
399,167	Coventry Health Care Inc †	9,867,408
779,850	DaVita Inc †	49,442,490
28,525	Humana Inc †	1,334,114
572,415	Laboratory Corp of America Holdings †	43,337,540

		194,167,028

Total Health Care		457,962,924

Industrials — 12.2%
Aerospace & Defense — 2.7%
166,176	Elbit Systems Ltd	10,636,926
750,600	ITT Corp	40,239,666
370,880	L-3 Communications Holdings Inc	33,983,734
218,800	Precision Castparts Corp	27,724,148

		112,584,474

Commercial Services & Supplies — 1.4%
287,500	Corrections Corp of America †	5,709,750
917,525	Stericycle Inc †	50,005,113

		55,714,863

Construction & Engineering — 2.0%
1,399,632	Shaw Group Inc/The †	48,175,334
661,525	URS Corp †	32,818,255

		80,993,589

Electrical Equipment — 0.6%
872,210	American Superconductor Corp †	25,206,869

Machinery — 3.5%
446,100	AGCO Corp †	16,001,607
376,600	Eaton Corp	28,534,982
585,900	Flowserve Corp	64,607,193
451,350	Valmont Industries Inc	37,385,320

		146,529,102

Professional Services — 1.4%
1,100,150	IHS Inc, Class A †	58,825,021

Road & Rail — 0.6%
671,825	Kansas City Southern †	24,299,910

Total Industrials		504,153,828

3

Information Technology — 16.4%
Computers & Peripherals — 0.7%
1,041,900	Teradata Corp †	30,100,491

Electronic Equipment & Instruments — 1.0%
597,431	Itron Inc †	43,355,568

Information Technology Services — 3.3%
1,785,160	Cognizant Technology Solutions Corp, Class A †	91,007,457
923,075	Fiserv Inc †	46,855,287

		137,862,744

Internet Software & Services — 0.7%
922,200	Akamai Technologies Inc †	28,966,302

Semiconductors & Semiconductor Equipment — 3.8%
3,324,224	ARM Holdings PLC, ADR	35,535,954
1,059,250	Cree Inc †	74,380,535
1,668,500	Microchip Technology Inc	46,984,960

		156,901,449

Software — 6.9%
1,507,575	Check Point Software Technologies †	52,855,579
524,200	Factset Research Systems Inc	38,460,554
926,275	McAfee Inc †	37,171,416
1,342,400	MICROS Systems Inc †	44,138,112
1,405,475	Solera Holdings Inc	54,321,609
1,228,450	Sybase Inc †	57,270,339

		284,217,609

Total Information Technology		681,404,163

Materials — 5.2%
Chemicals — 2.6%
957,525	Airgas Inc	60,917,741
1,527,900	Valspar Corp	45,042,492

		105,960,233

Containers & Packaging — 1.5%
2,387,350	Crown Holdings Inc †	64,362,956

Metals & Mining — 1.1%
567,635	Compass Minerals International Inc	45,541,356

Total Materials		215,864,545

Telecommunication Services — 2.4%
Wireless Telecommunication Services — 2.4%
1,375,950	American Tower Corp, Class A †	58,629,229
1,008,050	NII Holdings Inc †	41,995,363

Total Telecommunication Services		100,624,592

4

Utilities — 6.1%
Electric Utilities — 3.5%
854,000	ITC Holdings Corp	46,970,000
2,240,700	Northeast Utilities	61,932,948
1,816,375	Portland General Electric Co	35,074,201

		143,977,149

Gas Utilities — 1.3%
1,384,440	EQT Corp	56,762,040

Multi-Utilities — 1.3%
1,994,925	NorthWestern Corp (f)	53,483,939

Total Utilities		254,223,128

TOTAL COMMON STOCKS
(Cost $3,288,613,327)		4,060,841,155

TRUST/PARTNERSHIP INTEREST — 0.0%#
(Cost $1,742,248)
Financials — 0.0%#
Capital Markets — 0.0%#
46,470	Lazard Ltd, Class A	1,658,979

INVESTMENT COMPANY SECURITIES — 1.3%
377,560	SPDR S&P MidCap 400 ETF Trust	54,051,490
1,047,658	State Street Institutional Liquid Reserves Fund	1,047,658

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $43,385,420)		55,099,148

TOTAL INVESTMENTS
(Cost $3,333,740,995)(g)	99.3%	$4,117,599,282

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$4,117,599,282
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,117,599,282

(d)	As of March 31, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At March 31, 2010, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/09	Cost	Shares	Cost	Shares	3/31/10

NorthWestern Corp	$48,725,177	$—	—	$3,665,180	145,900	$53,483,939

(g)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $823,590,205, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $39,731,918 and net appreciation for financial reporting purposes was $783,858,287. At March 31, 2010, aggregate cost for financial reporting purposes was $3,333,740,995.

ABBREVIATION:
ADR	— American Depositary Receipt

6

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.7%	$3,760,802,900
Israel	1.6	63,492,505
Netherlands	1.5	62,486,430
Poland	1.2	51,055,083
Bermuda	1.1	46,577,400
China	1.0	40,890,882
United Kingdom	0.9	35,535,955

TOTAL COMMON STOCKS	98.0	4,060,841,155
TRUST/PARTNERSHIP INTEREST	0.0 #	1,658,979
INVESTMENT COMPANY SECURITIES	1.3	55,099,148

TOTAL INVESTMENTS	99.3%	$4,117,599,282

#	Amount represents less than 0.05% of net assets.

7

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 98.4%
Consumer Discretionary — 13.7%
Auto Components — 0.5%
143,598	Spartan Motors Inc	$804,149

Hotels, Restaurants & Leisure — 2.0%
74,620	Bally Technologies Inc †	3,025,095

Household Durables — 3.0%
121,270	Tempur-Pedic International Inc †	3,657,503
20,000	Tupperware Brands Corp	964,400

		4,621,903

Internet & Catalog Retail — 0.8%
56,300	PetMed Express Inc	1,248,171

Specialty Retail — 5.3%
29,900	Aaron’s Inc	996,866
44,700	America’s Car-Mart Inc †	1,078,164
56,400	Cato Corp/The, Class A	1,209,216
36,710	Hibbett Sports Inc †	939,042
35,300	Monro Muffler Brake Inc	1,262,328
102,410	Penske Auto Group Inc †	1,476,752
130,300	Sally Beauty Holdings Inc †	1,162,276

		8,124,644

Textiles, Apparel & Luxury Goods — 2.1%
10,490	Deckers Outdoor Corp †	1,447,620
57,390	Wolverine World Wide Inc	1,673,492

		3,121,112

Total Consumer Discretionary		20,945,074

Consumer Staples — 0.6%
Food Products — 0.6%
39,110	Flowers Foods Inc	967,581

Energy — 5.9%
Energy Equipment & Services — 2.2%
16,710	Core Laboratories NV	2,185,668
98,210	Pason Systems Inc	1,105,243

		3,290,911

Oil, Gas & Consumable Fuels — 3.7%
31,690	Arena Resources Inc †	1,058,446
62,527	Atlas Energy Inc †	1,945,841
176,400	Mariner Energy Inc †	2,640,708

		5,644,995

Total Energy		8,935,906

1

Financials — 33.3%
Capital Markets — 3.6%
25,680	Affiliated Managers Group Inc †	2,028,720
227,100	Hercules Technology Growth Capital Inc	2,404,989
52,200	Solar Capital Ltd †	1,103,508

		5,537,217

Commercial Banks — 7.4%
27,000	Bank of Marin Bancorp	893,160
84,390	Bank of the Ozarks Inc	2,969,684
36,200	Columbia Banking System Inc	735,222
20,700	Hancock Holding Co	865,467
17,700	Iberiabank Corp	1,062,177
73,800	Middleburg Financial Corp	1,112,904
50,200	Prosperity Bancshares Inc	2,058,200
26,700	Westamerica Bancorporation	1,539,255

		11,236,069

Consumer Finance — 4.1%
73,500	Cash America International Inc	2,901,780
164,117	Ezcorp Inc, Class A †	3,380,810

		6,282,590

Diversified Financial Services — 1.8%
50,300	Portfolio Recovery Associates Inc †	2,759,961

Insurance — 3.9%
60,500	AMERISAFE Inc †	990,385
60,000	Amtrust Financial Services Inc	837,000
338,840	Meadowbrook Insurance Group Inc	2,676,836
65,560	Tower Group Inc	1,453,465

		5,957,686

Real Estate Investment Trusts (REITs) — 12.5%
123,300	Associated Estates Realty Corp	1,700,307
169,280	BioMed Realty Trust Inc	2,799,891
95,720	Capstead Mortgage Corp	1,144,811
44,670	Corporate Office Properties Trust SBI MD	1,792,607
139,960	DuPont Fabros Technology Inc	3,021,737
73,380	Hatteras Financial Corp	1,891,003
142,600	Hersha Hospitality Trust	738,668
54,550	LaSalle Hotel Properties	1,271,015
102,500	MFA Financial Inc	754,400
445,190	NorthStar Realty Finance Corp	1,874,250
132,400	Redwood Trust Inc	2,041,608

		19,030,297

Total Financials		50,803,820

2

Health Care — 3.7%
Health Care Equipment & Supplies — 1.9%
26,500	Haemonetics Corp †	1,514,475
31,750	West Pharmaceutical Services Inc	1,331,912

		2,846,387

Health Care Technology — 0.7%
14,500	SXC Health Solutions Corp †	975,560

Life Sciences Tools & Services — 0.7%
17,581	Techne Corp	1,119,734

Health Care Providers & Services — 0.4%
37,500	US Physical Therapy Inc †	652,500

Total Health Care		5,594,181

Industrials — 18.9%
Aerospace & Defense — 0.8%
16,600	American Science & Engineering Inc	1,243,672

Airlines — 0.8%
215,360	Republic Airways Holdings Inc †	1,274,931

Commercial Services & Supplies — 1.8%
123,800	Interface Inc, Class A	1,433,604
79,900	Team Inc †	1,325,541

		2,759,145

Construction & Engineering — 4.1%
168,100	MasTec Inc †	2,119,741
31,300	Michael Baker Corp †	1,079,224
86,400	MYR Group Inc/Delaware †	1,409,184
91,100	Orion Marine Group Inc †	1,644,355

		6,252,504

Electrical Equipment — 4.4%
29,100	AO Smith Corp	1,529,787
37,941	AZZ Inc	1,284,303
39,645	General Cable Corp †	1,070,415
34,600	Harbin Electric Inc †	747,014
65,200	Jinpan International Ltd	1,356,160
12,700	Regal-Beloit Corp	754,507

		6,742,186

Machinery — 3.8%
37,040	Kaydon Corp	1,392,704
34,190	Middleby Corp †	1,969,002
50,545	RBC Bearings Inc †	1,610,869
9,290	Valmont Industries Inc	769,491

		5,742,066

Marine — 0.8%
31,100	Kirby Corp †	1,186,465

3

Road & Rail — 1.1%
48,170	Old Dominion Freight Line Inc †	1,608,396

Trading Companies & Distributors — 1.3%
93,473	Rush Enterprises Inc, Class B †	1,149,718
56,800	Titan Machinery Inc †	777,592

		1,927,310

Total Industrials		28,736,675

Information Technology — 13.5%
Communications Equipment — 1.5%
69,380	Comtech Telecommunications Corp †	2,219,466

Electronic Equipment & Instruments — 1.7%
15,380	Anixter International Inc †	720,553
219,910	TTM Technologies Inc †	1,952,801

		2,673,354

Information Technology Services — 5.5%
42,900	Broadridge Financial Solutions Inc	917,202
50,400	Mantech International Corp, Class A †	2,461,032
22,700	MAXIMUS Inc	1,383,111
71,080	NeuStar Inc, Class A †	1,791,216
63,200	Telvent GIT SA	1,817,632

		8,370,193

Internet Software & Services — 1.0%
66,100	j2 Global Communications Inc †	1,546,740

Semiconductors & Semiconductor Equipment — 1.7%
85,792	Diodes Inc †	1,921,741
15,100	NVE Corp †	684,030

		2,605,771

Software — 2.1%
59,200	Computer Modelling Group Ltd	1,005,465
26,900	MICROS Systems Inc †	884,472
183,261	TeleCommunication Systems Inc, Class A †	1,343,303

		3,233,240

Total Information Technology		20,648,764

Materials — 5.0%
Chemicals — 2.0%
90,800	Koppers Holdings Inc	2,571,456
145,200	Zagg Inc †	410,916

		2,982,372

Metals & Mining — 1.8%
27,250	Reliance Steel & Aluminum Co	1,341,517
101,200	Thompson Creek Metals Co Inc †	1,369,236

		2,710,753

4

Paper & Forest Products — 1.2%
71,300	PH Glatfelter Co	1,033,137
29,900	Stella-Jones Inc	858,155

		1,891,292

Total Materials		7,584,417

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
92,786	NTELOS Holdings Corp	1,650,663

Utilities — 2.7%
Electric Utilities — 0.3%
17,000	Cleco Corp	451,350

Gas Utilities — 2.4%
42,689	New Jersey Resources Corp	1,603,399
47,760	South Jersey Industries Inc	2,005,442

		3,608,841

Total Utilities		4,060,191

TOTAL COMMON STOCKS
(Cost $120,221,479)		149,927,272

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $313,912)
313,912	State Street Institutional Liquid Reserve Fund	313,912

TOTAL INVESTMENTS
(Cost $120,535,391)(f)	98.6%	$150,241,184

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$150,241,184
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$150,241,184

(d)	As of March 31, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $36,165,379, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,459,586 and net appreciation for financial reporting purposes was $29,705,793. At March 31, 2010, aggregate cost for financial reporting purposes was $120,535,391.

6

At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.6%	$139,482,700
Canada	2.8	4,338,098
Netherlands	1.4	2,185,668
China	1.4	2,103,174
Spain	1.2	1,817,632

TOTAL COMMON STOCKS	98.4	149,927,272
INVESTMENT COMPANY SECURITY	0.2	313,912

TOTAL INVESTMENTS	98.6%	$150,241,184

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b)

Principal
Amount		Value(c),(d),(f)

MUNICIPAL BONDS AND NOTES — 97.9%
Alabama — 2.6%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC), 5.125% due 02/01/2042 Pre-refunded 08/01/2012	$2,179,480

Arizona — 7.7%
300,000	Arizona School Facilities Board, Series B, (FSA), 5.250% due 09/01/2018 Pre-refunded 09/01/2014	346,644
1,000,000	City of Mesa AZ, Utility System Revenue, (FGIC), 5.000% due 07/01/2019 Pre-refunded 07/01/2011	1,055,500
1,650,000	Maricopa County Unified School District No 69-Paradise Valley, (MBIA), 5.000% due 07/01/2012	1,791,339
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC), 5.000% due 07/01/2012	1,946,700
1,115,000	Town of Gilbert AZ, Refunding, (FGIC), 5.750% due 07/01/2012	1,230,235

		6,370,418

California — 8.8%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC), 5.625% due 06/01/2038 Pre-refunded 06/01/2013	2,255,060
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (g)	2,323,450
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA), 5.000% due 09/01/2024 Pre-refunded 09/01/2013	2,251,200
475,000	State of California, GO, Refunding, 5.000% due 08/01/2022	481,830

		7,311,540

Florida — 3.8%
1,000,000	City of Fort Lauderdale FL, Water & Sewer Revenue, (MBIA), 4.000% due 03/01/2013	1,063,400
1,000,000	County of Broward FL, Series B, Refunding, GO, 5.000% due 01/01/2021	1,130,360

1

850,000	State of Florida, Series A, GO, 5.000% due 07/01/2022	940,389

		3,134,149

Georgia — 6.0%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,103,540
1,250,000	Gwinnett County School District, GO, Refunding, 5.000% due 02/01/2022	1,453,862
	State of Georgia:
1,090,000	Series B, 5.500% due 07/01/2012	1,201,507
1,045,000	Series C, 6.250% due 08/01/2013	1,215,837

		4,974,746

Hawaii — 4.3%
	County of Kauai HI, Series A, GO (MBIA):
180,000	4.375% due 08/01/2010 ETM	182,364
1,215,000	4.375% due 08/01/2010	1,229,167
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA), 5.250% due 09/01/2013	2,116,706

		3,528,237

Illinois — 4.0%
1,000,000	City of Chicago IL, Series A, GO, (FSA), 5.000% due 01/01/2024	1,064,450
500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, (FGIC), 5.500% due 12/15/2024	506,645
500,000	Regional Transportation Authority, Refunding, (FGIC), 6.000% due 06/01/2015	583,045
1,000,000	State of Illinois, GO, (FSA), 5.500% due 05/01/2015	1,124,740

		3,278,880

Maryland — 4.3%
1,000,000	County of Montgomery MD, GO, Refunding, 5.250% due 10/01/2010	1,024,230
1,000,000	Maryland State Department of Transportation, Revenue, 5.500% due 02/01/2017	1,174,650
1,250,000	State of Maryland, Series C, GO, 4.000% due 11/01/2019	1,353,288

		3,552,168

2

Massachusetts — 1.4%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034 Pre-refunded 07/01/2015	1,144,060

Michigan — 5.0%
1,350,000	Ann Arbor School District, School Building & Site, GO, (Q-SBLF), 5.250% due 05/01/2016	1,479,614
	City of Troy MI, GO, Refunding:
180,000	4.000% due 10/01/2020	184,028
200,000	5.000% due 10/01/2019	222,332
425,000	Jenison Public Schools, Refunding, (FGIC), 5.250% due 05/01/2015	467,759
1,250,000	Michigan Municipal Bond Authority, State Clean Water Revolving Fund, 5.000% due 10/01/2023	1,370,813
400,000	Michigan State Hospital Finance Authority, Saint John Hospital & Medical Center, Series A, (AMBAC), ETM, 6.000% due 05/15/2010	402,416

		4,126,962

Minnesota — 1.3%
955,000	State of Minnesota, Series F, GO, Refunding, 5.000% due 08/01/2021	1,111,200

Nebraska — 1.2%
1,000,000	City of Omaha NE, GO, 4.500% due 12/01/2010	1,027,170

Nevada — 4.7%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC), 5.000% due 12/01/2014	1,684,035
2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC), 5.000% due 06/01/2015	2,188,580

		3,872,615

New Jersey — 1.3%
1,000,000	State of New Jersey, GO, 5.750% due 05/01/2012	1,096,820

New York — 2.7%
2,000,000	City of New York NY, Series D, (TCR, FGIC), 5.000% due 08/01/2015	2,253,900

North Carolina — 2.6%
1,500,000	North Carolina Capital Facilities Finance Agency, Revenue, (Bank of America N.A., LOC), 0.320% due 08/01/2033 (h)	1,500,000

3

650,000	Town of Cary NC, GO, 5.000% due 03/01/2019 Pre-refunded 03/01/2011	690,235

		2,190,235

Ohio — 5.8%
	City of Columbus OH:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,119,570
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	337,539
1,290,000	Loveland City School District, Refunding School Improvement, (FSA), 5.000% due 12/01/2015	1,429,591
1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,905,176

		4,791,876

Pennsylvania — 3.0%
1,000,000	County of Montgomery PA, GO, Series C, 5.000% due 12/15/2018	1,164,450
1,250,000	State of Pennsylvania, GO, 4.500% due 01/01/2024	1,300,538

		2,464,988

Rhode Island — 1.3%
1,000,000	State of Rhode Island, Series A, (MBIA), 5.000% due 02/01/2014	1,119,940

South Carolina — 1.6%
1,250,000	Richland County School District No 1/SC, GO, Refunding (SCSDE), 4.375% due 03/01/2023	1,290,875

Tennessee — 3.3%
475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC), 4.750% due 06/01/2013	514,857
1,000,000	City of Knoxville TN, Waste Water System Revenue, 5.000% due 04/01/2022	1,089,890
1,030,000	State of Tennessee, Series A, GO, Refunding, 5.000% due 05/01/2026	1,120,609

		2,725,356

Texas — 12.0%
1,325,000	Alamo Community College District/TX, Series A, GO, (NPFGC), 5.000% due 08/15/2023	1,437,360
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,371

4

2,000,000	City of Waco TX, GO, (MBIA), 5.000% due 02/01/2014	2,209,420
1,000,000	County of Williamson TX, Pass-Through Toll, GO, 5.000% due 02/15/2020	1,116,590
625,000	Keller Independent School District/TX, 4.000% due 02/15/2012	657,531
2,000,000	Lancaster Independent School District/TX, GO, (FSA), 5.750% due 02/15/2034 Pre-refunded 02/15/2014	2,306,060
1,000,000	Richardson Independent School District, GO, (PSFG), 3.800% due 02/15/2012	1,053,130
	State of Texas:
1,000,000	Transportation Common Mobility Fund, GO, 4.650% due 04/01/2025	1,039,150
95,000	Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	95,171

		9,919,783

Utah — 1.4%
1,000,000	Box Elder County School District/UT, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,131,810

Washington — 2.6%
1,000,000	Benton County School District No 400 Richland/WA, GO, (FSA), 5.000% due 12/01/2012	1,096,430
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, (FGIC), 5.000% due 07/01/2026	1,053,920

		2,150,350

Wisconsin — 5.2%
1,400,000	Blackhawk Technical College District/WI, (AMBAC), 4.000% due 04/01/2012	1,478,120
1,360,000	Middleton-Cross Plains Area School District/WI, (FSA), 5.000% due 04/01/2021	1,477,558
	State of Wisconsin:
1,000,000	Series 1, GO, Refunding, (MBIA), 5.000% due 05/01/2018	1,090,930
250,000	Series 1, GO, Refunding, (MBIA), 5.500% due 05/01/2015	289,888

		4,336,496

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $77,581,273)		81,084,054

5

Shares

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $908,944)
908,944	CitiFunds Institutional Tax Free Reserves (e)	908,944

TOTAL INVESTMENTS
(Cost $78,490,217)(i)	99.0%	$81,992,998

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$908,944
Level 2 — Other Significant Observable Inputs	81,084,054
Level 3 — Significant Unobservable Inputs	—

Total	$81,992,998

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in

6

accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2010.

(i)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,623,456, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $120,675 and net appreciation for financial reporting purposes was $3,502,781. At March 31, 2010, aggregate cost for financial reporting purposes was $78,490,217.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrow to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
LOC	— Instruments supported by bank letter of credit
MBIA	— Municipal Bond Investors Assurance
NPFGC	— National Public Finance Guaranty Corporation
PFSG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund Credit Enhancement
SCSDE	— Subject to South Carolina State Department of Education Credit Enhancement
TCR	— Transferable Custodial Receipt

At March 31, 2010, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligation	57.5%	$47,668,737
Pre-Refunded/ETM	18.3	15,141,840
Revenue	14.6	12,080,708
Insured	7.5	6,192,769

TOTAL MUNICIPAL BONDS AND NOTES	97.9	81,084,054
INVESTMENT COMPANY SECURITY	1.1	908,944

TOTAL INVESTMENTS	99.0%	$81,992,998

7

Munder Technology Fund

Portfolio of Investments, March 31, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 99.2%
Consumer Discretionary — 11.4%
Hotels, Restaurants & Leisure — 1.4%
20,800	Ctrip.com International Ltd, ADR †	$815,360

Internet & Catalog Retail — 10.0%
17,500	Amazon.com Inc †	2,375,275
32,000	Expedia Inc	798,720
6,740	NetFlix Inc †	497,007
15,370	PetMed Express Inc	340,753
7,600	priceline.com Inc †	1,938,000

		5,949,755

Total Consumer Discretionary		6,765,115

Financials — 1.3%
Capital Markets — 1.3%
38,700	TD Ameritrade Holding Corp †	737,622

Industrials — 1.6%
Commercial Services & Supplies — 0.4%
170,784	Intermap Technologies Corp †	252,229

Professional Services — 1.2%
39,000	51job Inc, ADR †	702,780

Total Industrials		955,009

Information Technology — 84.9%
Communications Equipment — 8.7%
123,720	Cisco Systems Inc †	3,220,431
31,090	QUALCOMM Inc	1,305,469
8,140	Research In Motion Ltd †	601,953

		5,127,853

Computers & Peripherals — 13.9%
13,130	Apple Inc †	3,084,631
54,700	EMC Corp/Massachusetts †	986,788
30,990	Hewlett-Packard Co	1,647,119
11,220	International Business Machines Corp	1,438,965
22,820	NetApp Inc †	743,019
11,760	Teradata Corp †	339,746

		8,240,268

Electronic Equipment & Instruments — 0.5%
11,200	Tyco Electronics Ltd	307,776

Information Technology Services — 4.7%
21,250	Amdocs Ltd †	639,838
7,060	Automatic Data Processing Inc	313,958

1

24,650	NeuStar Inc, Class A †	621,180
13,500	Visa Inc, Class A	1,228,905

		2,803,881

Internet Software & Services — 31.0%
28,000	Akamai Technologies Inc †	879,480
4,300	Baidu Inc/China, ADR †	2,567,100
15,000	Digital River Inc †	454,500
67,060	eBay Inc †	1,807,267
4,520	Google Inc, Class A †	2,562,885
10,000	GSI Commerce Inc †	276,700
115,170	Monster Worldwide Inc †	1,912,974
264,990	Move Inc †	553,829
25,500	Netease.com, ADR †	904,485
15,600	Sina Corp/China †	587,964
18,000	Sohu.com Inc †	982,800
181,000	TheStreet.com Inc	669,700
26,700	VeriSign Inc †	694,467
12,000	WebMD Health Corp †	556,560
179,240	Yahoo! Inc †	2,962,837

		18,373,548

Semiconductors & Semiconductor Equipment — 6.3%
40,200	ARM Holdings PLC, ADR	429,738
12,060	Broadcom Corp, Class A	400,151
64,100	Cypress Semiconductor Corp †	737,150
70,030	Intel Corp	1,558,868
11,900	Microchip Technology Inc	335,104
6,160	Silicon Laboratories Inc †	293,647

		3,754,658

Software — 19.8%
17,170	Adobe Systems Inc †	607,303
30,890	BMC Software Inc †	1,173,820
46,980	Check Point Software Technologies †	1,647,119
97,040	Microsoft Corp	2,840,361
79,875	Oracle Corp	2,051,988
16,640	Red Hat Inc †	487,053
5,000	Salesforce.com Inc †	372,250
12,000	Shanda Interactive Entertainment Ltd, ADR †	523,080
44,500	Symantec Corp †	752,940
56,570	Synopsys Inc †	1,265,471

		11,721,385

Total Information Technology		50,329,369

TOTAL COMMON STOCKS
(Cost $60,410,214)		58,787,115

2

WARRANT — 0.0%
(Cost $0)
Industrials — 0.0%
Commercial Services & Supplies — 0.0%
30,000	Intermap Technologies Corp, Expires 04/27/2010 †,(f),(h)	0

INVESTMENT COMPANY SECURITY — 1.7%
(Cost $1,025,373)
1,025,373	State Street Institutional Liquid Reserves Fund	1,025,373

TOTAL INVESTMENTS
(Cost $61,435,587)(i)	100.9%	$59,812,488

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2010.

(b)	Subsequent Events: On April 23, 2010, the Fund was merged into the Munder Growth Opportunities Fund, a separate series of Munder Series Trust. Management has reviewed subsequent events through May 25, 2010, the date on which this report was issued, and determined that no other events have occurred that require disclosure.

(c)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2010, more than 25% of the Fund’s net assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

–	Level 1 — quoted prices in active markets for identical securities

–	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

–	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$59,812,488
Level 2 — Other Significant Observable Inputs	— *
Level 3 — Significant Unobservable Inputs	—

Total	$59,812,488

*	Level 2 valuation inputs were used to value certain securities held by the Fund at zero.

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(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of March 31, 2010 in accordance with guidelines approved by the Board of Trustees (see note (g) above). At March 31, 2010, this security represents $0, 0.0% of net assets.

(i)	At March 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,295,811, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,918,910, and net depreciation for financial reporting purposes was $1,623,099. At March 31, 2010, aggregate cost for financial reporting purposes was $61,435,587.

ABBREVIATION:
ADR	— American Depositary Receipt

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At March 31, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.7%	$47,824,894
China	12.0	7,083,569
Israel	2.8	1,647,119
Canada	1.4	854,182
Guernsey	1.1	639,837
United Kingdom	0.7	429,738
Switzerland	0.5	307,776

TOTAL COMMON STOCKS	99.2	58,787,115
WARRANT:
Canada	0.0	0
INVESTMENT COMPANY SECURITY	1.7	1,025,373

TOTAL INVESTMENTS	100.9%	$59,812,488

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Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald

James V. FitzGerald
President and Principal Executive Officer

Date:	May 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald

James V. FitzGerald
President and Principal Executive Officer

Date:	May 25, 2010

By:	/s/ Peter K Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 25, 2010